UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2020

AMT-Free    •    National

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2020

Eaton Vance

Municipal Income Funds

Eaton Vance

Municipal Income Funds

September 30, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on October 1, 2019, Treasury and municipal bond rates were trending modestly upward, amid better- than-expected U.S. employment reports and cautious optimism about a détente in U.S.-China trade relations. Rates continued to move upward through the end of 2019.

In January 2020, however, news of the outbreak of a new coronavirus in China raised investor concerns and led to a “flight to quality” that sparked a brief bond market rally. As the virus turned into a global pandemic in February and March, however, it ended the longest-ever U.S. economic expansion and brought about a global economic slowdown. Economic activity decreased and credit markets, along with equities, declined in value amid significant volatility.

In response, the U.S. Federal Reserve (the Fed) announced two emergency rate cuts in March 2020 — lowering the federal funds rate to 0.00%-0.25% — along with other measures intended to shore up credit markets. At its July meeting, the Fed provided additional reassurances that it would maintain rates around zero for the foreseeable future and use all the monetary tools at its disposal to support the U.S. economy. These moves helped calm the markets and initiated a new municipal bond rally that began in April and lasted through most of the summer.

The municipal bond rally was also driven by technical market factors as demand overwhelmed supply. As municipal bonds offered attractive tax-exempt yields versus other fixed-income asset classes, municipal bond funds reported net inflows from May through September 2020 — following substantial outflows in March and April.

Midway through August, however, the municipal rally stalled. Rates hit bottom for the fiscal year on August 11, with 10-year municipal bonds at a yield of 0.58%. During the rest of the period, prices fell and yields rose, driven in part by Congress’ failure to pass another stimulus bill, $400-$500 billion of which had been projected for state and local government assistance.

As issuers rushed to take advantage of low yields in late August and September, increased supply reversed the supply-demand dynamic from earlier in the summer — putting further downward pressure on municipal bond prices and upward pressure on yields. In addition, the Fed announced at the end of August a policy shift to allow inflation to run above its 2% target until the U.S. unemployment rate is very low — raising inflation concerns among some investors.

For the period as a whole, rates declined across the municipal bond yield curve, with the greatest declines occurring at the short end of the curve. The Bloomberg Barclays Municipal Bond Index (the Index), a broad measure of the asset class, returned 4.09% during the period — despite a 3.63% decline in March 2020. Reflecting investors’ “flight to quality” in response to the pandemic, municipal bonds with higher credit ratings generally outperformed lower rated issues during the period.

Fund Performance

For the 12-month period ended September 30, 2020, Eaton Vance AMT-Free Municipal Income Fund Class A shares at net asset value (NAV) and Eaton Vance National Municipal Income Fund Class A shares at NAV both underperformed the 4.09% return of the Funds’ benchmark, the Index.

The Funds’ overall strategy is to normally invest in bonds with maturities of 10 years or more, in order to pursue their potentially higher yields and a greater income stream compared with shorter maturity issues.

The Funds may seek to enhance tax-exempt income through the use of leveraged investments by purchasing residual interest bonds. Leveraged investments have the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period, when rates fell and bond prices rose for the period as a whole, leveraged investments amplified the appreciation in the price of bonds held by the Funds and generated additional tax-exempt bond income, enhancing the total return of the Funds. By comparison, the Index does not employ leveraged investments. The Fed’s actions during the period to lower interest rates also reduced the borrowing costs associated with residual interest bonds, further contributing to the positive performance impact of the Funds’ leveraged investments.

Fund-Specific Results

Eaton Vance AMT-Free Municipal Income Fund returned 3.12% for Class A shares at NAV, underperforming the 4.09% return of the Index during the period. Detractors from results relative to the Index included security selection and an overweight position, relative to the Index, in Illinois bonds; security selection in the education sector; and overweight positions in bonds rated A and BBB. In contrast, contributors to Fund performance versus the Index included leveraged investments, security selection in the electric utilities sector, and an overweight position in zero-coupon bonds.

Eaton Vance National Municipal Income Fund returned 3.84% for Class A shares at NAV, underperforming the 4.09% return of the Index during the period. Detractors from performance versus the Index included an overweight in bonds from issuers in New York and Illinois — two of the financially hardest-hit states early in the coronavirus pandemic — as prices of those bonds declined due to uncertainty about the economic effects of the pandemic. Security selection in zero-coupon bonds also detracted from relative results, as did security selection in the transportation sector, which was hurt by plunging revenues from travel and public transit. Contributors to performance relative to the Index included leveraged investments; security selection in general obligation bonds; and the Fund’s allocation to taxable municipal bonds, which are not represented in the Index and generally outperformed tax-exempt municipal bonds during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2020

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	01/06/1998	03/16/1978	3.12%	3.74%	4.15%
Class A with 4.75% Maximum Sales Charge	—	—	–1.76	2.74	3.64
Class C at NAV	05/02/2006	03/16/1978	2.36	2.97	3.38
Class C with 1% Maximum Sales Charge	—	—	1.36	2.97	3.38
Class I at NAV	03/16/1978	03/16/1978	3.48	4.02	4.41

Bloomberg Barclays Municipal Bond Index	—	—	4.09%	3.84%	3.99%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			1.04%	1.79%	0.79%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			3.00%	2.27%	3.24%
Taxable-Equivalent Distribution Rate			5.07	3.83	5.47
SEC 30-day Yield			1.17	0.50	1.47
Taxable-Equivalent SEC 30-day Yield			1.97	0.85	2.49

% Total Leverage[6]

Residual Interest Bond (RIB) Financing					8.01%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2010	$13,941	N.A.
Class I	$250,000	09/30/2010	$385,100	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2020

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Municipal Income Fund

September 30, 2020

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/05/1994	12/19/1985	3.84%	4.38%	4.43%
Class A with 4.75% Maximum Sales Charge	—	—	–1.13	3.37	3.92
Class C at NAV	12/03/1993	12/19/1985	3.08	3.60	3.66
Class C with 1% Maximum Sales Charge	—	—	2.08	3.60	3.66
Class I at NAV	07/01/1999	12/19/1985	4.10	4.58	4.67

Bloomberg Barclays Municipal Bond Index	—	—	4.09%	3.84%	3.99%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.80%	1.55%	0.55%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.65%	1.93%	2.89%
Taxable-Equivalent Distribution Rate			4.48	3.26	4.88
SEC 30-day Yield			1.08	0.42	1.38
Taxable-Equivalent SEC 30-day Yield			1.83	0.70	2.33

% Total Leverage[6]

RIB Financing					2.85%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2010	$14,325	N.A.
Class I	$250,000	09/30/2010	$394,583	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

National Municipal Income Fund

September 30, 2020

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Municipal Income Funds

September 30, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

7

Eaton Vance

Municipal Income Funds

September 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 – September 30, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.10	$4.40	0.87%
Class C	$1,000.00	$1,022.50	$8.19	1.62%
Class I	$1,000.00	$1,027.60	$3.14	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.40	0.87%
Class C	$1,000.00	$1,016.90	$8.17	1.62%
Class I	$1,000.00	$1,021.90	$3.13	0.62%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

8

Eaton Vance

Municipal Income Funds

September 30, 2020

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.30	$3.42	0.67%
Class C	$1,000.00	$1,037.40	$7.18	1.41%
Class I	$1,000.00	$1,042.60	$2.14	0.42%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.39	0.67%
Class C	$1,000.00	$1,018.00	$7.11	1.41%
Class I	$1,000.00	$1,022.90	$2.12	0.42%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

9

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2020

Portfolio of Investments

Tax-Exempt Investments — 107.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.4%

New York State Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$9,937,224

Oklahoma Water Resources Board, 4.00%, 10/1/43	1,000	1,165,570

Texas Water Development Board, 3.00%, 10/15/38(2)	3,500	3,892,035

		$14,994,829

Education — 5.4%

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/38	$315	$383,210

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/39	380	460,340

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/42	860	1,033,006

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/32	175	234,874

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,657,000

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 4.00%, 7/1/45	875	976,351

Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/40	900	1,116,171

District of Columbia, (KIPP DC), 4.00%, 7/1/39	100	108,413

District of Columbia, (KIPP DC), 4.00%, 7/1/44	100	107,031

District of Columbia, (KIPP DC), 4.00%, 7/1/49	135	143,666

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	2,094,785

Pima County Community College District, AZ, 5.00%, 7/1/35	725	912,768

University of California, 5.25%, 5/15/35	3,555	4,145,592

Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/37	1,000	1,176,080

		$18,549,287

Electric Utilities — 4.4%

Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,520	$3,533,200

Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/37	2,000	2,617,520

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,251,900

New York Power Authority, 4.00%, 11/15/45	2,285	2,675,849

New York Power Authority, 4.00%, 11/15/50	715	831,981

Northern Municipal Power Agency, MN, 5.00%, 1/1/31	200	243,470

Northern Municipal Power Agency, MN, 5.00%, 1/1/35	170	203,631

Northern Municipal Power Agency, MN, 5.00%, 1/1/36	160	191,040

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	$2,895	$3,312,546

		$14,861,137

Escrowed / Prerefunded — 7.6%

Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	$1,185	$1,299,909

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	470	477,699

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	315	320,160

New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,318,295

North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,823,108

Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/34	2,035	2,168,516

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	1,050	1,106,721

Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,974,920

Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(1)	6,000	6,102,300

West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,288,780

		$25,880,408

General Obligations — 19.1%

California, 5.00%, 4/1/35	$2,125	$2,439,691

California, 5.25%, 10/1/29	560	587,406

California, 5.25%, 10/1/32	3,480	3,648,884

Chicago Board of Education, IL, 5.00%, 12/1/21	230	238,108

Chicago Board of Education, IL, 5.00%, 12/1/46	10	10,199

Chicago Board of Education, IL, 5.00%, 12/1/42	260	264,085

Chicago Board of Education, IL, 5.00%, 12/1/44	1,405	1,497,589

Chicago, IL, 5.00%, 1/1/39	1,400	1,441,510

Chicago, IL, 5.00%, 1/1/44	1,490	1,514,719

Corpus Christi Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/45	2,250	2,666,857

District of Columbia, 5.00%, 6/1/37(1)	7,000	8,726,340

Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,163,320

Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,340,130

Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,336,323

Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	618,363

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Harris County, TX, 3.00%, 10/1/38(2)	$1,120	$1,245,227

Illinois, 4.00%, 6/1/33	1,000	983,870

Illinois, 4.00%, 11/1/40	1,000	942,720

Illinois, 5.00%, 5/1/35	2,000	2,053,400

Illinois, 5.50%, 5/1/39	205	224,649

Illinois, 5.75%, 5/1/45	210	230,754

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,095,174

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,485,975

New York, NY, 4.00%, 10/1/35	2,935	3,416,810

New York, NY, 4.00%, 3/1/36	2,520	2,943,058

New York, NY, 4.00%, 8/1/42(1)	7,000	7,940,380

Renton School District No. 403, WA, 4.00%, 12/1/33	1,230	1,512,580

Renton School District No. 403, WA, 4.00%, 12/1/34	1,300	1,592,396

Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,197,308

San Rafael City High School District, CA, (Election of 2015), 4.00%, 8/1/36	1,190	1,435,664

Springfield School District No. 19, OR, 5.00%, 6/15/30	1,085	1,306,807

Union R-XI School District, MO, 5.00%, 3/1/38	2,100	2,470,230

University of Connecticut, 5.00%, 2/15/32	650	725,985

Washington, 5.00%, 6/1/38(2)	710	920,274

		$65,216,785

Hospital — 10.2%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$544,865

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,892,379

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,518,477

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,378,013

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,284,580

Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,418,613

Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,318,460

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/36	3,730	4,397,782

Delaware Health Facilities Authority, (Beebe Medical Center), 5.00%, 6/1/37	1,000	1,175,050

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	566,670

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,405,400

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	$3,000	$3,529,560

New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/45	1,000	1,081,650

Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,903,775

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,521,550

		$34,936,824

Housing — 0.6%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$537,135

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/42	1,250	1,325,625

Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000

		$2,147,760

Insured – Education — 1.0%

Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$1,205,902

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,323,107

		$3,529,009

Insured – Electric Utilities — 0.7%

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$2,528,649

		$2,528,649

Insured – Escrowed / Prerefunded — 2.0%

Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$5,232,278

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	1,560	1,556,755

		$6,789,033

Insured – General Obligations — 1.2%

Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$160,035

Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	583,664

McCook, IL, (AGM), 4.00%, 12/1/29	240	292,152

McCook, IL, (AGM), 4.00%, 12/1/30	200	241,996

McCook, IL, (AGM), 4.00%, 12/1/33	500	594,910

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

McCook, IL, (AGM), 4.00%, 12/1/34	$440	$522,038

Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,680,495

		$4,075,290

Insured – Lease Revenue / Certificates of Participation — 2.1%

Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$7,076,023

		$7,076,023

Insured – Other Revenue — 2.4%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$6,177,256

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/38(2)	555	576,817

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/49(2)	1,315	1,325,468

		$8,079,541

Insured – Special Tax Revenue — 5.1%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,265	$5,272,213

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	7,549,980

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,404,755

Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,269,840

		$17,496,788

Insured – Transportation — 8.6%

Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,092,460

Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,090,080

Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	856,231

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,363,701

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	1,230	1,321,783

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	1,705	1,986,137

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	14,576,650

Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	5,263,913

		$29,550,955

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 0.7%

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	$655	$752,412

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	647,456

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	319,309

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	641,868

		$2,361,045

Lease Revenue / Certificates of Participation — 2.5%

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$4,830	$5,252,963

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/37	3,000	3,412,740

		$8,665,703

Other Revenue — 0.4%

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	$1,200	$216,000

Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,102,739

		$1,318,739

Senior Living / Life Care — 3.5%

National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(4)	$265	$269,362

National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(4)	360	369,853

National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(4)	775	798,343

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	623,090

Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	2,945,362

Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,675,027

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	162,699

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	669,530

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/32(4)	1,575	1,734,311

Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/38(4)	2,325	2,518,975

Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(4)	245	265,695

		$12,032,247

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 6.8%

Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$885	$867,796

Connecticut, Special Tax Revenue, 4.00%, 5/1/36	3,500	4,090,520

Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,372,296

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	5,240	6,010,594

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/37	1,000	1,186,270

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	600	614,448

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/34	3,065	3,677,142

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	1,480	1,969,318

River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	930	935,431

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/35	2,000	2,343,080

		$23,066,895

Transportation — 10.9%

Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$1,896,565

Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	415	420,752

Chicago, IL, (O’Hare International Airport), 4.00%, 1/1/35(2)	2,500	2,859,825

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,240,712

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,636,860

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	235	265,273

Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,142,801

Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/37	500	584,815

Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/38	375	437,768

Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/39	500	581,245

Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	3,016,839

New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,803,707

New York Thruway Authority, 3.00%, 1/1/49	2,950	3,062,837

New York Thruway Authority, 5.00%, 1/1/38	2,000	2,536,820

New York Thruway Authority, 5.00%, 1/1/46	4,000	4,567,800

Port Authority of New York and New Jersey, 5.00%, 7/15/31	2,500	3,274,750

San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	5,876,130

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	275	310,288

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	$510	$573,546

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	265	297,089

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	355	439,359

Texas Transportation Commission, 0.00%, 8/1/40	1,000	447,700

		$37,273,481

Water and Sewer — 7.8%

Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$8,802,787

Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,345,200

Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/32	1,375	1,712,205

Houston, TX, Combined Utility System Revenue, 4.00%, 11/15/43	2,500	3,000,350

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/41	4,000	4,637,520

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	5,000	6,018,400

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/40	1,000	1,218,940

		$26,735,402

Total Tax-Exempt Investments — 107.4% (identified cost $341,462,045)		$367,165,830

Other Assets, Less Liabilities — (7.4)%		$(25,230,034)

Net Assets — 100.0%		$341,935,796

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2020, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	24.2%

California	14.6%

Texas	11.8%

Others, representing less than 10% individually	56.8%

13	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 14.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	When-issued/delayed delivery security.

(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $5,956,539 or 1.7% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 96.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.6%

Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$12,037,300

Iowa Finance Authority, (State Revolving Fund), 5.00%, 8/1/32	12,000	13,407,000

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	12,740	16,319,303

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	13,407,400

Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	12,110	15,906,243

Texas Water Development Board, 3.00%, 10/15/39(1)	4,000	4,436,240

Texas Water Development Board, 3.00%, 10/15/40(1)	3,500	3,868,550

Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	5,000	6,135,650

Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/36	5,000	6,532,150

		$92,049,836

Cogeneration — 0.1%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$14,652	$3,663,079

		$3,663,079

Education — 6.2%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,301,150

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/36	480	587,419

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 4.00%, 7/1/37	150	182,835

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/29	220	293,502

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall), 5.00%, 7/1/30	185	251,755

Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,465,050

District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,579,135

Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(3)	2,245	2,200,167

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/22	500	537,695

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/23	500	561,975

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/24	500	581,060

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	$18,855	$23,106,803

Michigan State University, 5.00%, 2/15/31	1,200	1,563,288

New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	5,538,582

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	19,235	24,282,649

New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/35	4,250	5,577,785

New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/53	15,000	19,138,050

Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 5.00%, 9/1/31	1,000	1,347,430

Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 5.00%, 9/1/32	1,000	1,333,800

Purdue University, IN, 5.00%, 7/1/30	600	829,872

Purdue University, IN, 5.00%, 7/1/31	1,000	1,371,950

Purdue University, IN, 5.00%, 7/1/35	685	919,071

Purdue University, IN, 5.00%, 7/1/36	1,500	2,003,160

Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	7,192,980

University of California, 5.25%, 5/15/36	7,080	8,239,562

University of California, 5.25%, 5/15/37	13,000	15,103,790

University of California, 5.25%, 5/15/38	7,700	8,934,079

University of Missouri, 5.00%, 11/1/30	5,000	6,869,500

University of Virginia, 5.00%, 4/1/38	13,205	16,321,380

University of Virginia, 5.00%, 4/1/39	40,970	50,519,288

Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/36	1,000	1,180,080

		$219,914,842

Electric Utilities — 5.3%

Colorado Springs, CO, Utilities System Revenue, 4.00%, 11/15/36	$525	$651,646

Colorado Springs, CO, Utilities System Revenue, 4.00%, 11/15/37	650	803,699

Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/38	6,130	7,950,978

Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/42	1,870	2,270,535

Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,854,540

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/33	1,005	1,315,826

New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/31	880	1,088,331

New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/41	435	515,314

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/42	$300	$354,360

New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/45	700	821,212

New York Power Authority, 4.00%, 11/15/55	22,000	25,394,820

Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,573,887

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	7,080,701

Sacramento Municipal Utility District, CA, 4.00%, 8/15/40	6,200	7,542,486

Sacramento Municipal Utility District, CA, 5.00%, 8/15/35	1,000	1,353,770

Sacramento Municipal Utility District, CA, 5.00%, 8/15/37	8,800	11,792,440

Sacramento Municipal Utility District, CA, 5.00%, 8/15/38	11,000	14,664,870

San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,534,800

Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(4)	22,500	25,791,750

Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(4)	27,500	31,504,275

Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	13,260	16,517,584

Utility Debt Securitization Authority, NY, Series 2015, 5.00%, 12/15/33	10,000	12,167,400

		$186,545,224

Escrowed / Prerefunded — 6.6%

Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$860	$892,001

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	24,497,325

Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.00%, 7/1/41	2,185	2,264,621

Detroit, MI, Water Supply System, Prerefunded to 7/1/21, 5.25%, 7/1/41	56,420	58,580,886

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	4,505	4,578,792

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	3,005	3,054,222

Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,765,434

Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	287,382

Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	9,930	10,466,419

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	4,553,603

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	3,490	3,520,119

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	12,125	12,231,700

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	$3,585	$3,619,344

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	3,831,356

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	17,790,209

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	10,104,700

Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(4)	37,000	41,599,470

Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	11,091,207

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,914,400

		$232,643,190

General Obligations — 23.6%

Aiken County Consolidated School District, SC, 4.00%, 4/1/37	$5,370	$6,443,087

Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/30	2,070	2,524,013

Anaheim Union High School District, CA, (Election of 2014), 4.00%, 8/1/31	2,295	2,778,075

Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	2,500	2,977,125

Belmont, MA, 4.00%, 3/15/32	3,030	3,690,722

Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/45	1,750	2,165,065

Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/50	15,580	19,131,149

California, 0.54%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(5)	15,000	15,005,400

California, 3.00%, 11/1/34	3,000	3,361,740

California, 3.00%, 11/1/35	2,125	2,368,992

California, 4.00%, 11/1/35	4,750	5,811,150

California, 4.00%, 3/1/36	15,980	19,208,439

California, 4.00%, 3/1/38	4,650	5,546,287

California, 5.00%, 3/1/34	3,145	4,154,042

California, 5.00%, 3/1/35	23,410	30,810,603

California, 5.00%, 3/1/35	5,000	6,580,650

California, 5.00%, 4/1/35	4,000	5,161,600

Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	10,000	12,752,300

Chicago Board of Education, IL, 5.00%, 12/1/21	1,980	2,049,795

Chicago Board of Education, IL, 5.00%, 12/1/42	2,770	2,813,517

Chicago Board of Education, IL, 5.00%, 12/1/44	15,110	16,105,749

Chicago Board of Education, IL, 5.00%, 12/1/46	85	86,687

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Chicago, IL, 5.00%, 1/1/39	$2,100	$2,162,265

Chicago, IL, 5.00%, 1/1/40	1,500	1,540,440

Clackamas Community College District, OR, 5.00%, 6/15/38	760	923,560

Clackamas Community College District, OR, 5.00%, 6/15/39	1,000	1,212,300

Clackamas Community College District, OR, 5.00%, 6/15/40	1,250	1,511,925

Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,204,610

Collin County, TX, 4.00%, 2/15/36	5,705	6,892,952

Connecticut, 4.00%, 1/15/37	15,000	17,533,050

Dane County, WI, 2.00%, 4/1/27(1)	3,505	3,779,091

Dane County, WI, 2.00%, 4/1/28(1)	2,575	2,749,894

Dane County, WI, 2.00%, 4/1/29(1)	2,645	2,798,913

Dane County, WI, 2.00%, 4/1/30(1)	2,705	2,845,389

Darien, CT, 4.00%, 8/1/39	80	94,419

Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,473,018

District of Columbia, 5.00%, 10/15/30	4,000	5,324,200

Erie County, NY, 3.00%, 6/24/21	7,500	7,642,650

Fort Bend Independent School District, TX, (PSF Guaranteed), 3.00%, 8/15/36	600	668,256

Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/45	1,980	2,343,271

Garden City Public Schools, MI, 4.00%, 5/1/43	1,560	1,823,375

Garden City Public Schools, MI, 5.00%, 5/1/32	430	570,008

Garden City Public Schools, MI, 5.00%, 5/1/33	1,345	1,771,540

Garden City Public Schools, MI, 5.00%, 5/1/35	1,060	1,385,176

Garden City Public Schools, MI, 5.00%, 5/1/37	815	1,055,890

Garden City Public Schools, MI, 5.00%, 5/1/39	900	1,158,165

Garden City Public Schools, MI, 5.00%, 5/1/46	3,505	4,426,500

Hall County School District, GA, 4.00%, 2/1/38	1,500	1,852,005

Harris County Flood Control District, TX, 3.00%, 10/1/38	1,875	2,075,381

Harris County, TX, 3.00%, 10/1/39(1)	1,240	1,372,048

Harris County, TX, 3.00%, 10/1/40(1)	1,000	1,101,370

Harris County, TX, 3.00%, 10/1/45(1)	5,000	5,421,400

Hartford County Metropolitan District, CT, 5.00%, 7/15/23	1,000	1,122,840

Hartford County Metropolitan District, CT, 5.00%, 7/15/24	1,000	1,161,090

Hawaii, 5.00%, 1/1/34	13,700	17,214,461

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,336,234

Hermiston School District No. 8R, OR, 0.00%, 6/15/42	6,475	3,491,773

Hermiston School District No. 8R, OR, 0.00%, 6/15/45	4,595	2,191,953

Hillsboro School District No. 1J, OR, 4.00%, 6/15/37	4,370	5,305,879

Hillsboro School District No. 1J, OR, 4.00%, 6/15/39	8,000	9,645,760

Hillsboro School District No. 1J, OR, 4.00%, 6/15/40	5,000	6,009,250

Howard County, MD, 4.00%, 8/15/35	2,065	2,560,393

Howard County, MD, 4.00%, 8/15/36	6,610	8,156,145

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Howard County, MD, 4.00%, 8/15/37	$5,000	$6,145,400

Howard County, MD, 4.00%, 8/15/38	6,245	7,647,939

Hudsonville Public Schools, MI, 4.00%, 5/1/37	1,500	1,806,525

Hudsonville Public Schools, MI, 4.00%, 5/1/39	1,060	1,263,668

Hudsonville Public Schools, MI, 4.00%, 5/1/44	1,975	2,319,539

Illinois, 5.00%, 2/1/24	10,705	11,396,222

Illinois, 5.00%, 11/1/24	11,295	12,148,563

Illinois, 5.00%, 2/1/27	18,500	19,510,840

Illinois, 5.00%, 2/1/29	15,000	16,232,400

Illinois, 5.00%, 5/1/39	10,000	10,203,600

Illinois, 5.25%, 7/1/30	6,150	6,395,446

Illinois, 5.50%, 5/1/39	870	953,390

Illinois, 5.75%, 5/1/45	890	977,959

Issaquah School District No. 411, WA, 4.00%, 12/1/33	14,000	17,524,920

Johnson County, KS, 2.00%, 9/1/33	2,595	2,770,681

Johnson County, KS, 2.00%, 9/1/34	3,340	3,540,300

Johnson County, KS, 3.00%, 9/1/30	3,065	3,600,118

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,190,528

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,680,521

Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	14,392,842

La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/49	1,970	2,268,731

Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	12,552,100

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/36	1,250	1,456,950

Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,935	3,375,309

Massachusetts, 5.00%, 7/1/35	10,000	11,976,800

Massachusetts, 5.00%, 3/1/37	10,900	12,480,718

Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,527,362

Minnesota, 2.00%, 8/1/32	4,000	4,220,840

New York, NY, 4.00%, 10/1/35	5,875	6,839,440

New York, NY, 4.00%, 3/1/36	8,000	9,078,640

New York, NY, 4.00%, 8/1/38	8,530	9,795,767

New York, NY, 4.00%, 8/1/42(4)	28,000	31,761,520

Novi Community School District, MI, 5.00%, 5/1/41	1,100	1,412,972

Novi Community School District, MI, 5.00%, 5/1/42	1,700	2,174,963

Novi Community School District, MI, 5.00%, 5/1/43	1,150	1,470,171

Ocean County, NJ, 3.00%, 8/1/33	3,330	3,814,049

Oklahoma City, OK, 5.00%, 3/1/25	500	604,305

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	$3,750	$4,550,550

Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/45	7,500	9,303,600

Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/35	350	426,185

Park City, UT, 4.00%, 2/1/31	3,490	4,307,428

Port of Houston Authority, TX, 3.00%, 10/1/39	4,650	5,170,335

Randolph County, NC, Limited Obligation Bonds, 5.00%, 10/1/33	350	455,728

Richmond Community Schools, MI, 4.00%, 5/1/36	2,200	2,584,890

Richmond Community Schools, MI, 4.00%, 5/1/37	2,655	3,107,890

Richmond Community Schools, MI, 4.00%, 5/1/38	2,665	3,111,814

Richmond Community Schools, MI, 4.00%, 5/1/39	2,665	3,100,008

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/32	2,250	2,700,022

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,350	1,604,853

Riverside Unified School District, CA, (Election of 2016), 4.00%, 8/1/34	1,100	1,298,803

San Antonio, TX, 3.00%, 8/1/39	5,000	5,553,850

San Bernardino Community College District, CA, (Election of 2018), 4.00%, 8/1/38	675	783,392

San Bernardino Community College District, CA, (Election of 2018), 4.00%, 8/1/39	600	694,626

San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 4.00%, 8/1/45	4,970	5,834,184

San Francisco Unified School District, CA, (Election of 2016), 4.00%, 6/15/33	4,000	4,798,080

San Francisco Unified School District, CA, (Election of 2016), 4.00%, 6/15/36	3,000	3,539,220

Tennessee, 5.00%, 9/1/28	3,000	3,887,220

Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	11,905,700

Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	750	935,625

Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,856,508

Walled Lake Consolidated School District, MI, 5.00%, 5/1/41	700	905,597

Walled Lake Consolidated School District, MI, 5.00%, 5/1/42	1,000	1,289,560

Walled Lake Consolidated School District, MI, 5.00%, 5/1/45	1,365	1,740,935

Walled Lake Consolidated School District, MI, 5.00%, 5/1/50	2,500	3,154,450

Washington County, OR, 4.00%, 3/1/30	1,000	1,156,030

Washington, 5.00%, 2/1/33	13,140	15,054,892

Washington, 5.00%, 8/1/35	14,355	17,967,005

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Washington, 5.00%, 6/1/36	$6,280	$8,156,527

Washington, 5.00%, 8/1/36	13,010	17,317,611

Washington, 5.00%, 8/1/38	25,430	33,574,466

Washington, 5.00%, 2/1/39	4,685	5,505,718

Washington, 5.00%, 6/1/39(1)	2,125	2,745,606

Washington, 5.00%, 2/1/40	870	1,064,019

Washington, 5.00%, 6/1/41(1)	2,000	2,567,560

West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/40	1,200	732,288

West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	882,990

West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/46	1,000	1,238,440

West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/49	3,430	4,235,021

Wisconsin, 5.00%, 5/1/31	9,365	12,192,481

Wisconsin, 5.00%, 5/1/36	6,645	8,419,215

Wisconsin, 5.00%, 5/1/38	22,500	26,733,825

		$837,091,811

Hospital — 7.7%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,865,600

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/38	1,000	1,171,230

Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/45	3,000	3,433,440

Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	986,136

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	5,805,108

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,286,857

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	27,883,920

California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	14,222,137

Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,339,440

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,722,325

DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,306,140

Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/36	425	499,078

Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group), 4.00%, 11/15/41	590	680,441

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	$4,340	$4,729,515

Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,300,580

Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,431,040

Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.86%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(5)	9,500	9,505,605

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	9,202,050

Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	1,500	1,819,875

Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,182,060

Medford Hospital Facilities Authority, OR, (Asante Health System), 4.00%, 8/15/50	2,000	2,244,360

Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	3,000	3,712,410

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,932,883

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/27	1,150	1,463,559

Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,477,222

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,492,133

Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,495,354

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	4,002,072

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	5,330	5,955,262

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/53	10,000	11,145,600

North Carolina Medical Care Commission, (Rex Healthcare), 4.00%, 7/1/40	1,400	1,593,130

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,750	2,032,538

Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	5,200	6,071,156

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,633,397

Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,947,152

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,652,935

Public Finance Authority, WI, (Blue Ridge HealthCare), 5.00%, 1/1/36	470	584,807

Public Finance Authority, WI, (Blue Ridge HealthCare), 5.00%, 1/1/37	500	619,550

Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	10,500	12,302,640

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	$2,685	$3,189,753

University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,181,435

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	5,000	5,813,500

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,774,200

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,658,892

West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	23,820,665

		$273,169,182

Housing — 0.4%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.66%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(5)	$3,955	$3,955,000

Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,347,506

		$14,302,506

Industrial Development Revenue — 1.9%

Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	$265	$265,164

Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 0.91%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	5,000	5,001,900

Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.91%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(5)	10,000	10,003,900

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	14,713,845

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	29,085	31,453,973

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(3)	3,685	4,072,994

Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	527,188

		$66,038,964

Insured – General Obligations — 0.9%

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/35	$785	$953,814

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/36	1,045	1,263,729

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/37	1,000	1,204,350

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/38	$1,000	$1,200,060

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/39	1,000	1,196,020

Grandville Public Schools, MI, (AGM), 4.00%, 5/1/40	650	774,930

Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	12,753,188

Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,764,064

Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/38	1,330	1,666,424

Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/45	2,000	2,464,480

Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.00%, 8/1/49	2,250	2,763,315

		$31,004,374

Insured – Hospital — 0.1%

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$1,960,763

		$1,960,763

Insured – Other Revenue — 1.3%

Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$33,890,408

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/39(1)	3,000	3,080,310

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/40(1)	430	442,659

New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 3.00%, 3/1/49(1)	9,135	9,207,715

		$46,621,092

Insured – Special Tax Revenue — 0.5%

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,375,020

Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,088,361

		$18,463,381

Insured – Transportation — 2.4%

E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$6,988,607

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	17,645,004

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	6,140	6,598,167

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48(4)	$8,900	$9,618,230

North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	44,426,912

		$85,276,920

Lease Revenue / Certificates of Participation — 1.9%

Hillsborough County, FL, 4.00%, 8/1/31	$4,840	$5,961,138

Hillsborough County, FL, 4.00%, 8/1/34	5,445	6,600,538

Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	6,410	6,971,324

Los Angeles County, CA, Tax and Revenue Anticipation Notes, 4.00%, 6/30/21	20,000	20,570,200

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/34	8,460	9,764,193

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/35	13,300	15,290,478

New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/39	2,165	2,454,872

		$67,612,743

Nursing Home — 0.1%

Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,940	$4,983,472

		$4,983,472

Other Revenue — 3.4%

Battery Park City Authority, NY, 5.00%, 11/1/40	$1,000	$1,294,490

Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	45,000

DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	5,109,510

Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,865	2,086,152

Kalispel Tribe of Indians, WA, Series B, 5.25%, 1/1/38(3)	1,000	1,118,580

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,643,800

New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	24,670	29,116,027

New York City Trust for Cultural Resources, NY, (Museum of Modern Art), 4.00%, 4/1/26	3,885	4,540,011

New York City Trust for Cultural Resources, NY, (Museum of Modern Art), 4.00%, 4/1/27	1,705	1,999,675

Oregon, Lottery Revenue, 5.00%, 4/1/36	4,045	5,018,308

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	17,960	21,189,747

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,198,346

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	29,755	31,783,398

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.201%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(5)	$1,000	$1,006,200

		$121,149,244

Senior Living / Life Care — 0.4%

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	$250	$265,050

Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	300	319,347

Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	409	110,475

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,563,920

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/31	1,010	1,045,865

Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/32	525	539,784

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.75%, 11/15/51	3,250	3,412,500

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/37	495	506,068

Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/40	750	772,155

		$15,535,164

Special Tax Revenue — 8.3%

Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$3,063,268

District of Columbia, Income Tax Revenue, 4.00%, 5/1/45	6,500	7,671,885

Illinois Sports Facilities Authority, 5.00%, 6/15/29	2,250	2,577,488

Illinois Sports Facilities Authority, 5.00%, 6/15/30	1,200	1,358,016

New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	230	0

New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	80	0

New River Community Development District, FL, (Capital Improvements), 5.75%, 5/1/38	370	370,958

New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 5/1/46	2,880	2,996,006

New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 5/1/48	2,840	2,947,068

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	5,000	5,691,800

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/42	5,695	6,265,013

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/35	10,485	12,983,471

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/36	$4,050	$4,996,404

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	9,240	11,254,782

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2015 Series B, 5.00%, 8/1/39	4,585	5,262,204

New York City Transitional Finance Authority, NY, Future Tax Revenue, 2018 Series A, 5.00%, 8/1/39	11,845	14,512,142

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	12,000	12,288,960

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/45	9,995	11,472,461

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/48	10,000	12,348,800

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	7,840	9,494,162

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	10,000	12,028,100

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/27	1,620	2,015,118

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/28	1,705	2,165,162

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/29	1,790	2,286,564

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/31	970	1,224,848

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/32	2,070	2,598,699

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/37	4,000	4,720,360

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	7,000	8,216,390

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/39	10,000	11,677,200

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/41	3,510	4,070,687

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/42	10,000	11,556,800

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45	5,000	5,739,500

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30	1,000	1,338,680

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	18,760	24,962,431

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	12,000	14,426,760

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/41	10,000	12,208,900

21	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	$5,536	$5,655,965

Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	2,219	2,319,632

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	10,000	10,595,900

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/37	3,075	3,577,424

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/38	7,495	8,670,816

Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	440	362,309

Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35(7)	310	236,195

Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	964,937

Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(4)	10,000	11,675,800

		$292,850,065

Student Loan — 0.1%

New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$4,580	$4,865,105

		$4,865,105

Transportation — 19.5%

Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/34	$3,480	$4,017,869

Atlanta, GA, Airport Revenue, (AMT), 4.00%, 7/1/36	5,000	5,725,000

Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,237,885

Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,061,000

Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	3,830	4,254,402

Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,747,700

Chicago, IL, (O’Hare International Airport), 4.00%, 1/1/36(1)	7,000	7,970,970

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/32(1)	15,160	19,326,878

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,894,840

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,228,489

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,600,037

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,349,594

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,802,560

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/35	11,000	13,007,720

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	11,694,271

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	$11,015	$12,338,342

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/34	2,600	3,040,492

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	3,225	3,693,721

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,845	2,082,673

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,009,200

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,353,326

Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/48	10,000	11,662,600

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	17,130	20,246,632

Kansas Department of Transportation, 5.00%, 9/1/30	20,000	23,287,200

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/24	1,200	1,380,708

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	1,335	1,625,256

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/33	5,000	6,107,900

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/40	6,000	6,896,100

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	9,000	10,370,430

Louisiana Offshore Terminal Authority, (LOOP LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,022,780

Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,730,130

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,179,937

Massachusetts Port Authority, 5.00%, 7/1/32	3,800	4,966,600

Massachusetts Port Authority, (AMT), 5.00%, 7/1/26	10,105	12,466,943

Massachusetts Port Authority, (AMT), 5.00%, 7/1/30	3,000	3,901,080

Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	2,965	3,816,074

Massachusetts Port Authority, (AMT), 5.00%, 7/1/32	4,200	5,349,834

Massachusetts Port Authority, (AMT), 5.00%, 7/1/33	3,855	4,882,936

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	3,440	4,162,641

Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/36	3,200	3,857,504

Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	15,960	10,159,976

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/28	4,500	5,187,330

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/32	10,000	11,884,800

22	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42	$2,000	$2,353,500

Miami-Dade County, FL, Aviation Revenue, (AMT), 4.00%, 10/1/44	5,000	5,480,450

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	23,250	26,140,672

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,189,900

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/38	1,935	2,309,481

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/40	32,530	37,965,763

Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/41	2,470	2,923,097

Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,615,425

New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	8,541,390

New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.31%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(5)	2,275	2,275,842

New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,427,600

New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	2,680	3,108,505

New Jersey Turnpike Authority, Series 2017B, 5.00%, 1/1/31	3,560	4,421,128

New York Thruway Authority, 3.00%, 1/1/49	6,550	6,800,537

New York Thruway Authority, 4.00%, 1/1/41	10,000	11,485,800

New York Thruway Authority, 4.00%, 1/1/42	10,000	11,446,000

New York Thruway Authority, 4.00%, 1/1/43	10,000	11,416,200

New York Thruway Authority, 5.00%, 1/1/36	12,500	15,866,375

New York Thruway Authority, 5.00%, 1/1/39	1,845	2,330,881

New York Thruway Authority, 5.00%, 1/1/40	17,155	21,606,379

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,705	1,830,727

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	14,325	15,275,750

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	1,180	1,268,512

North Texas Tollway Authority, 5.00%, 1/1/29	5,000	6,035,150

Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	5,005	5,047,793

Port Authority of New York and New Jersey, 5.00%, 7/15/31	5,000	6,549,500

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/34	$9,600	$10,521,984

Port Authority of New York and New Jersey, (AMT), 5.00%, 9/15/31	15,000	18,411,000

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/35	5,000	5,874,650

Port Authority of New York and New Jersey, (AMT), 5.00%, 4/1/36	10,230	12,013,191

Port of Seattle, WA, (AMT), 5.00%, 4/1/23	2,000	2,212,860

Port of Seattle, WA, (AMT), 5.00%, 4/1/24	2,165	2,480,765

Port of Seattle, WA, (AMT), 5.00%, 4/1/25	1,500	1,770,375

Raleigh-Durham Airport Authority, NC, (AMT), Series 2020A, 5.00%, 5/1/36	1,000	1,261,240

Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,523,412

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	25,630	29,335,842

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	8,535	9,468,302

San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	5,000	5,679,500

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	2,230	2,516,154

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	4,140	4,655,844

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	2,140	2,399,133

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	2,885	3,570,563

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	14,513,066

		$693,502,598

Water and Sewer — 3.5%

Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	$2,000	$2,472,060

Columbia, SC, Waterworks and Sewer System Revenue, 5.00%, 2/1/49	2,340	2,936,372

Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/49	5,000	5,962,250

23	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/35	$2,905	$3,648,448

East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/37	7,280	8,668,369

East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,327,460

East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/37	4,200	5,531,610

Eastern Municipal Water District Financing Authority, CA, 4.00%, 7/1/38	1,200	1,479,336

Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/37	1,300	1,741,935

Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	2,149,840

Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,583,989

Great Lakes Water Authority, MI, 5.00%, 7/1/40	350	444,241

Great Lakes Water Authority, MI, 5.00%, 7/1/45	750	939,000

Henrico County, VA, Water and Sewer System Revenue, 3.00%, 5/1/46(1)	1,150	1,245,933

Horsham Water and Sewer Authority, PA, 4.00%, 11/15/31(1)	300	369,522

Horsham Water and Sewer Authority, PA, 4.00%, 11/15/32(1)	275	336,366

Horsham Water and Sewer Authority, PA, 4.00%, 11/15/33(1)	275	333,922

Horsham Water and Sewer Authority, PA, 4.00%, 11/15/34(1)	335	405,434

Horsham Water and Sewer Authority, PA, 4.00%, 11/15/35(1)	230	277,214

Horsham Water and Sewer Authority, PA, 4.00%, 11/15/36(1)	360	431,111

Madison Water and Wastewater Board, AL, 4.00%, 12/1/32	335	409,196

Madison Water and Wastewater Board, AL, 4.00%, 12/1/33	260	315,983

Madison Water and Wastewater Board, AL, 4.00%, 12/1/34	350	424,028

Madison Water and Wastewater Board, AL, 4.00%, 12/1/36	610	732,439

Madison Water and Wastewater Board, AL, 4.00%, 12/1/38	535	635,510

Madison Water and Wastewater Board, AL, 4.00%, 12/1/39	240	284,194

Memphis, TN, Water System Revenue, 3.00%, 12/1/35	325	368,267

Memphis, TN, Water System Revenue, 3.00%, 12/1/36	565	637,071

Metropolitan Water District of Southern California, 5.00%, 7/1/35	6,955	9,118,005

Metropolitan Water District of Southern California, 5.00%, 7/1/38	4,270	5,531,657

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,260,275

Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	5	5,303

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Missoula, MT, Water System Revenue, 4.00%, 7/1/37	$600	$711,288

Missoula, MT, Water System Revenue, 5.00%, 7/1/33	565	720,720

Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,438,465

Missoula, MT, Water System Revenue, 5.00%, 7/1/36	800	1,010,008

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	4,310	5,224,496

New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/48	14,730	17,730,206

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/37	500	595,845

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/38	1,000	1,188,560

Port St. Lucie, FL, Stormwater Utility Revenue, 4.00%, 5/1/39	1,075	1,273,606

Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/38	1,600	1,914,240

Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/39	1,000	1,192,770

Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/45	805	945,263

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/38	1,000	1,226,670

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/39	1,250	1,528,625

San Diego Public Facilities Financing Authority, CA, Water Revenue, 4.00%, 8/1/45	3,400	4,086,086

Tarrant Regional Water District, TX, 5.00%, 3/1/30	10,000	11,554,200

Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	850,722

Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,335,440

		$124,533,550

Total Tax-Exempt Municipal Securities — 96.8% (identified cost $3,247,133,540)		$3,433,777,105

Taxable Municipal Securities — 7.5%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(8)

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$4,464	$1,116,023

		$1,116,023

Education — 0.2%

California State University, 2.965%, 11/1/39	$2,000	$2,052,980

Massachusetts School Building Authority, 2.95%, 5/15/43(1)	5,000	5,036,400

		$7,089,380

24	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 0.0%(8)

Lincoln, NE, Electric System Revenue, 1.649%, 9/1/31	$1,000	$1,010,610

		$1,010,610

General Obligations — 3.8%

Amarillo Independent School District, TX, (PSF Guaranteed), 2.054%, 2/1/37(1)	$3,100	$3,156,389

Amarillo Independent School District, TX, (PSF Guaranteed), 2.104%, 2/1/38(1)	4,695	4,780,120

Amarillo Independent School District, TX, (PSF Guaranteed), 2.284%, 2/1/43(1)	2,900	2,945,994

Argyle Independent School District, TX, (PSF Guaranteed), 2.077%, 8/15/37(1)	1,425	1,431,783

Argyle Independent School District, TX, (PSF Guaranteed), 2.23%, 8/15/39(1)	860	864,059

Austin, TX, 2.286%, 9/1/40(1)	2,750	2,765,180

Bexar County, TX, 2.088%, 6/15/37	2,415	2,474,554

Bexar County, TX, 2.118%, 6/15/38	3,665	3,742,478

Central Unified School District, CA, 2.686%, 8/1/38(1)	2,725	2,751,187

Central Unified School District, CA, 2.886%, 8/1/42(1)	3,000	3,035,040

Chicago, IL, 7.75%, 1/1/42	4,050	4,383,963

Clint Independent School District, TX, (PSF Guaranteed), 2.225%, 2/15/39	2,000	2,052,180

Clint Independent School District, TX, (PSF Guaranteed), 2.265%, 2/15/40	1,230	1,260,676

Clint Independent School District, TX, (PSF Guaranteed), 2.335%, 2/15/45	6,665	6,747,713

Coppell Independent School District, TX, (PSF Guaranteed), 2.164%, 8/15/39	1,010	1,013,838

Crowley Independent School District, TX, (PSF Guaranteed), 2.084%, 8/1/37	13,000	13,206,440

Crowley Independent School District, TX, (PSF Guaranteed), 2.134%, 8/1/38	12,100	12,293,358

Crowley Independent School District, TX, (PSF Guaranteed), 2.184%, 8/1/39	12,425	12,584,288

Crowley Independent School District, TX, (PSF Guaranteed), 2.314%, 8/1/45	3,415	3,440,749

Dripping Springs Independent School District, TX , (PSF Guaranteed), 2.245%, 2/15/39	1,095	1,122,594

Dripping Springs Independent School District, TX , (PSF Guaranteed), 2.365%, 2/15/44	2,250	2,263,567

Encinitas Union School District, CA, 2.184%, 8/1/36(1)	3,750	3,772,987

Encinitas Union School District, CA, 2.384%, 8/1/38(1)	2,575	2,613,213

Fresno Unified School District, CA, 3.013%, 8/1/47	7,500	7,515,075

Jefferson Elementary School District, CA, 2.50%, 9/1/38(1)	3,855	3,817,375

Lockhart Independent School District, TX , (PSF Guaranteed), 2.071%, 8/1/37(1)	1,450	1,460,904

Lockhart Independent School District, TX , (PSF Guaranteed), 2.121%, 8/1/38(1)	1,225	1,234,359

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Lockhart Independent School District, TX , (PSF Guaranteed), 2.171%, 8/1/39(1)	$1,130	$1,138,125

Lockhart Independent School District, TX , (PSF Guaranteed), 2.211%, 8/1/40(1)	1,000	1,007,100

Lockhart Independent School District, TX , (PSF Guaranteed), 2.311%, 8/1/44(1)	2,395	2,389,372

Lower Paxton Township, PA, 2.784%, 4/1/40(1)	1,000	1,029,160

Prosper Independent School District, TX, (PSF Guaranteed), 2.059%, 2/15/37(1)	2,750	2,783,495

Prosper Independent School District, TX, (PSF Guaranteed), 2.099%, 2/15/38(1)	1,215	1,230,856

Prosper Independent School District, TX, (PSF Guaranteed), 2.161%, 2/15/39(1)	2,975	3,007,160

Redondo Beach Unified School District, CA, 2.311%, 8/1/37	665	677,635

Rockwall Independent School District, TX, (PSF Guaranteed), 2.076%, 2/15/37	645	657,881

Schertz-Cibolo-Universal City Independent School District, TX, (PSF Guaranteed), 2.054%, 2/1/39	500	503,275

Seguin Independent School District, TX, (PSF Guaranteed), 2.062%, 8/15/37(1)	2,370	2,370,806

Seguin Independent School District, TX, (PSF Guaranteed), 2.092%, 8/15/38(1)	1,165	1,165,571

Seguin Independent School District, TX, (PSF Guaranteed), 2.142%, 8/15/39(1)	1,080	1,081,037

Seguin Independent School District, TX, (PSF Guaranteed), 2.192%, 8/15/40(1)	1,235	1,236,112

Sussex County, DE, 2.181%, 3/15/40(1)	2,250	2,238,885

Sussex County, DE, 2.321%, 3/15/45(1)	3,000	2,974,980

		$134,221,513

Hospital — 1.0%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,553,312

		$36,553,312

Insured – General Obligations — 0.3%

Hayward Unified School District, CA, (AGM), 2.372%, 8/1/35	$4,235	$4,333,252

Livonia Public Schools School District, MI, (BAM), 2.816%, 5/1/39(1)	1,600	1,621,104

Livonia Public Schools School District, MI, (BAM), 2.916%, 5/1/41(1)	2,000	2,028,000

Livonia Public Schools School District, MI, (BAM), 2.966%, 5/1/42(1)	2,000	2,027,340

		$10,009,696

25	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 0.0%(8)

Lake Worth Beach, FL, (BAM), 2.99%, 7/1/40	$750	$762,105

		$762,105

Insured – Transportation — 1.3%

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$19,098,675

Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	28,133,083

		$47,231,758

Insured – Water and Sewer — 0.0%(8)

Russellville, AR, Water and Sewer Revenue, (BAM), 2.816%, 7/1/40(1)	$1,250	$1,250,663

		$1,250,663

Lease Revenue / Certificates of Participation — 0.2%

Michigan State Building Authority, 2.705%, 10/15/40	$7,050	$7,078,905

		$7,078,905

Senior Living / Life Care — 0.1%

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$1,249,863

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.89%, 11/15/26	1,000	997,520

		$2,247,383

Transportation — 0.1%

Ohio Turnpike and Infrastructure Commission, 3.096%, 2/15/40	$3,000	$3,181,470

		$3,181,470

Water and Sewer — 0.5%

Henrico County, VA, Water and Sewer System Revenue, 2.317%, 5/1/40(1)	$12,000	$11,927,040

Henrico County, VA, Water and Sewer System Revenue, 2.417%, 5/1/44(1)	3,500	3,475,465

Houston, TX, Combined Utility System Revenue, 2.022%, 11/15/35	500	500,285

		$15,902,790

Value

Total Taxable Municipal Securities — 7.5% (identified cost $257,329,248)	$267,655,608

Total Investments — 104.3% (identified cost $3,504,462,788)	$3,701,432,713

Other Assets, Less Liabilities — (4.3)%	$(152,559,517)

Net Assets — 100.0%	$3,548,873,196

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	23.1%

California	16.9%

Texas	12.9%

Others, representing less than 10% individually	51.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.2% of total investments.

(1)	When-issued/delayed delivery security.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $10,005,081 or 0.3% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Security is in default and making only partial interest payments.

(8)	Amount is less than 0.05%.

26	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Statements of Assets and Liabilities

	September 30, 2020
Assets	AMT-Free Fund	National Fund

Investments —

Identified cost	$341,462,045	$3,504,462,788

Unrealized appreciation	25,703,785	196,969,925

Investments, at value	$367,165,830	$3,701,432,713

Cash	$11,593,968	$118,729,853

Interest receivable	4,136,595	36,690,462

Receivable for investments sold	32,281	12,140,370

Receivable for Fund shares sold	620,714	7,540,323

Total assets	$383,549,388	$3,876,533,721

Liabilities

Payable for floating rate notes issued	$29,836,363	$104,543,843

Payable for investments purchased	—	7,590,000

Payable for when-issued/delayed delivery securities	10,733,316	205,074,108

Payable for Fund shares redeemed	543,230	6,911,610

Distributions payable	124,202	1,275,089

Payable to affiliates:

Investment adviser fee	115,035	876,387

Distribution and service fees	45,386	441,602

Interest expense and fees payable	79,324	258,932

Accrued expenses	136,736	688,954

Total liabilities	$41,613,592	$327,660,525

Net Assets	$341,935,796	$3,548,873,196

Sources of Net Assets

Paid-in capital	$343,305,617	$3,512,251,765

Distributable earnings (accumulated loss)	(1,369,821)	36,621,431

Net Assets	$341,935,796	$3,548,873,196

Class A Shares

Net Assets	$158,729,128	$1,620,505,306

Shares Outstanding	17,152,284	158,275,992

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.25	$10.24

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.71	$10.75

Class C Shares

Net Assets	$15,093,796	$131,329,995

Shares Outstanding	1,640,369	12,826,729

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.20	$10.24

Class I Shares

Net Assets	$168,112,872	$1,797,037,895

Shares Outstanding	16,633,600	175,529,926

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.11	$10.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Statements of Operations

	Year Ended September 30, 2020
Investment Income	AMT-Free Fund	National Fund

Interest	$12,807,709	$107,620,596

Total investment income	$12,807,709	$107,620,596

Expenses

Investment adviser fee	$1,359,467	$10,209,281

Distribution and service fees

Class A	378,484	3,984,013

Class C	179,569	1,565,368

Trustees’ fees and expenses	17,178	108,500

Custodian fee	77,143	614,591

Transfer and dividend disbursing agent fees	89,228	1,181,719

Legal and accounting services	69,119	166,737

Printing and postage	26,663	192,828

Registration fees	78,545	220,696

Interest expense and fees	447,697	1,586,669

Miscellaneous	44,366	178,316

Total expenses	$2,767,459	$20,008,718

Net investment income	$10,040,250	$87,611,878

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(778,647)	$32,976,127

Net realized gain (loss)	$(778,647)	$32,976,127

Change in unrealized appreciation (depreciation) —

Investments	$(3,878,667)	$(3,801,019)

Net change in unrealized appreciation (depreciation)	$(3,878,667)	$(3,801,019)

Net realized and unrealized gain (loss)	$(4,657,314)	$29,175,108

Net increase in net assets from operations	$5,382,936	$116,786,986

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Statements of Changes in Net Assets

	Year Ended September 30, 2020
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$10,040,250	$87,611,878

Net realized gain (loss)	(778,647)	32,976,127

Net change in unrealized appreciation (depreciation)	(3,878,667)	(3,801,019)

Net increase in net assets from operations	$5,382,936	$116,786,986

Distributions to shareholders —

Class A	$(4,671,695)	$(44,576,688)

Class C	(421,058)	(3,225,704)

Class I	(5,343,767)	(45,916,178)

Total distributions to shareholders	$(10,436,520)	$(93,718,570)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$23,022,478	$191,525,800

Class C	2,632,842	28,102,719

Class I	148,037,705	1,035,176,603

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,121,688	37,938,752

Class C	351,377	2,661,618

Class I	3,986,156	38,645,320

Cost of shares redeemed

Class A	(20,744,572)	(255,941,582)

Class C	(6,017,910)	(46,493,384)

Class I	(124,755,998)	(632,198,120)

Net asset value of shares converted

Class A	1,573,683	26,478,940

Class C	(1,573,683)	(26,478,940)

Net increase in net assets from Fund share transactions	$30,633,766	$399,417,726

Net increase in net assets	$25,580,182	$422,486,142

Net Assets

At beginning of year	$316,355,614	$3,126,387,054

At end of year	$341,935,796	$3,548,873,196

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2019
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund

From operations —

Net investment income	$10,837,542	$90,078,958

Net realized gain	496,446	22,467,982

Net change in unrealized appreciation (depreciation)	12,485,361	115,156,982

Net increase in net assets from operations	$23,819,349	$227,703,922

Distributions to shareholders —

Class A	$(5,125,467)	$(49,279,956)

Class B	—	(23,586)

Class C	(675,044)	(6,179,246)

Class I	(5,080,058)	(34,955,784)

Total distributions to shareholders	$(10,880,569)	$(90,438,572)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$17,120,080	$132,818,482

Class B	—	15,727

Class C	3,443,300	28,224,568

Class I	37,835,385	787,247,276

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,583,249	41,711,115

Class B	—	20,042

Class C	558,182	5,138,875

Class I	3,665,870	29,299,489

Cost of shares redeemed

Class A	(27,446,522)	(234,832,240)

Class B	—	(416,016)

Class C	(7,032,598)	(64,286,308)

Class I	(33,790,772)	(276,494,610)

Net asset value of shares converted(1)

Class A	10,699,119	170,804,852

Class B	—	(1,625,188)

Class C	(10,699,119)	(169,179,664)

Net increase (decrease) in net assets from Fund share transactions	$(1,063,826)	$448,446,400

Net increase in net assets	$11,874,954	$585,711,750

Net Assets

At beginning of year	$304,480,660	$2,540,675,304

At end of year	$316,355,614	$3,126,387,054

(1)	Includes the conversion of Class B to Class A shares at the close of business on August 15, 2019 upon the termination of Class B.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights

	AMT-Free Fund — Class A

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.250	$8.870	$9.130	$9.430	$9.210

Income (Loss) From Operations

Net investment income(1)	$0.274	$0.317	$0.336	$0.351	$0.358

Net realized and unrealized gain (loss)	0.011 (2)	0.381	(0.262)	(0.298)	0.218

Total income from operations	$0.285	$0.698	$0.074	$0.053	$0.576

Less Distributions

From net investment income	$(0.285)	$(0.318)	$(0.334)	$(0.353)	$(0.356)

Total distributions	$(0.285)	$(0.318)	$(0.334)	$(0.353)	$(0.356)

Net asset value — End of year	$9.250	$9.250	$8.870	$9.130	$9.430

Total Return(3)	3.12%	8.02%	0.83%	0.64%	6.33%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$158,729	$150,853	$139,623	$155,589	$198,762

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.78%	0.81%	0.81%	0.82%	0.81%

Interest and fee expense(4)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	0.92%	1.04%	1.05%	0.98%	0.91%

Net investment income	2.97%	3.51%	3.74%	3.86%	3.81%

Portfolio Turnover	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	AMT-Free Fund — Class C

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.200	$8.820	$9.080	$9.380	$9.160

Income (Loss) From Operations

Net investment income(1)	$0.204	$0.249	$0.267	$0.281	$0.286

Net realized and unrealized gain (loss)	0.011 (2)	0.380	(0.262)	(0.298)	0.218

Total income (loss) from operations	$0.215	$0.629	$0.005	$(0.017)	$0.504

Less Distributions

From net investment income	$(0.215)	$(0.249)	$(0.265)	$(0.283)	$(0.284)

Total distributions	$(0.215)	$(0.249)	$(0.265)	$(0.283)	$(0.284)

Net asset value — End of year	$9.200	$9.200	$8.820	$9.080	$9.380

Total Return(3)	2.36%	7.24%	0.06%	(0.12)%	5.56%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$15,094	$19,715	$32,545	$39,099	$45,606

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.53%	1.56%	1.56%	1.57%	1.56%

Interest and fee expense(4)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	1.67%	1.79%	1.80%	1.73%	1.66%

Net investment income	2.23%	2.78%	2.99%	3.11%	3.06%

Portfolio Turnover	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	AMT-Free Fund — Class I

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.100	$9.680	$9.970	$10.300	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.323	$0.370	$0.391	$0.407	$0.415

Net realized and unrealized gain (loss)	0.023 (2)	0.422	(0.292)	(0.327)	0.240

Total income from operations	$0.346	$0.792	$0.099	$0.080	$0.655

Less Distributions

From net investment income	$(0.336)	$(0.372)	$(0.389)	$(0.410)	$(0.415)

Total distributions	$(0.336)	$(0.372)	$(0.389)	$(0.410)	$(0.415)

Net asset value — End of year	$10.110	$10.100	$9.680	$9.970	$10.300

Total Return(3)	3.48%	8.34%	1.02%	0.87%	6.60%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$168,113	$145,788	$132,313	$154,177	$154,458

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.53%	0.56%	0.56%	0.57%	0.56%

Interest and fee expense(4)	0.14%	0.23%	0.24%	0.16%	0.10%

Total expenses	0.67%	0.79%	0.80%	0.73%	0.66%

Net investment income	3.21%	3.76%	3.98%	4.09%	4.04%

Portfolio Turnover	58%	33%	18%	33%	21%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	National Fund — Class A

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.265	$0.322	$0.350	$0.366	$0.385

Net realized and unrealized gain (loss)	0.119	0.491	(0.277)	(0.242)	0.357

Total income from operations	$0.384	$0.813	$0.073	$0.124	$0.742

Less Distributions

From net investment income	$(0.284)	$(0.323)	$(0.353)	$(0.364)	$(0.382)

Total distributions	$(0.284)	$(0.323)	$(0.353)	$(0.364)	$(0.382)

Net asset value — End of year	$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	3.84%	8.57%	0.76%	1.31%	7.68%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,620,505	$1,605,407	$1,419,239	$1,600,127	$1,857,375

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.64%	0.68%	0.69%	0.68%	0.67%

Interest and fee expense(3)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	0.69%	0.80%	0.88%	0.84%	0.79%

Net investment income	2.61%	3.26%	3.58%	3.71%	3.83%

Portfolio Turnover	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	National Fund — Class C

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.190	$0.252	$0.276	$0.292	$0.310

Net realized and unrealized gain (loss)	0.119	0.488	(0.276)	(0.242)	0.357

Total income from operations	$0.309	$0.740	$—	$0.050	$0.667

Less Distributions

From net investment income	$(0.209)	$(0.250)	$(0.280)	$(0.290)	$(0.307)

Total distributions	$(0.209)	$(0.250)	$(0.280)	$(0.290)	$(0.307)

Net asset value — End of year	$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	3.08%	7.77%	0.01%	0.56%	6.88%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$131,330	$172,417	$363,026	$462,269	$576,664

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.39%	1.43%	1.44%	1.43%	1.42%

Interest and fee expense(3)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	1.44%	1.55%	1.63%	1.59%	1.54%

Net investment income	1.87%	2.57%	2.83%	2.96%	3.08%

Portfolio Turnover	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	National Fund — Class I

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.140	$9.650	$9.930	$10.170	$9.810

Income (Loss) From Operations

Net investment income(1)	$0.289	$0.341	$0.374	$0.390	$0.410

Net realized and unrealized gain (loss)	0.120	0.495	(0.277)	(0.241)	0.357

Total income from operations	$0.409	$0.836	$0.097	$0.149	$0.767

Less Distributions

From net investment income	$(0.309)	$(0.346)	$(0.377)	$(0.389)	$(0.407)

Total distributions	$(0.309)	$(0.346)	$(0.377)	$(0.389)	$(0.407)

Net asset value — End of year	$10.240	$10.140	$9.650	$9.930	$10.170

Total Return(2)	4.10%	8.83%	1.01%	1.56%	7.94%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,797,038	$1,348,563	$756,446	$777,063	$701,153

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.39%	0.43%	0.44%	0.43%	0.42%

Interest and fee expense(3)	0.05%	0.12%	0.19%	0.16%	0.12%

Total expenses	0.44%	0.55%	0.63%	0.59%	0.54%

Net investment income	2.85%	3.45%	3.83%	3.95%	4.09%

Portfolio Turnover	105%	89%	67%	70%	71%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

38

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$29,836,363	$104,543,843

Interest Rate or Range of Interest Rates (%)	0.15 - 0.17	0.10 - 0.22

Collateral for Floating Rate Notes Outstanding	$47,030,581	$151,951,045

For the year ended September 30, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$29,775,000	$108,824,959

Average Interest Rate	1.50%	1.46%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the

39

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2020 and September 30, 2019 was as follows:

	AMT-Free Fund		National Fund
	Year Ended September 30,		Year Ended September 30,
	2020	2019	2020	2019

Tax-exempt income	$10,435,763	$10,804,193	$88,786,223	$85,494,039

Ordinary income	$757	$76,376	$4,932,347	$4,944,533

As of September 30, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	AMT-Free Fund	National Fund

Undistributed tax-exempt income	$1,235,291	$5,256,119

Deferred capital losses	$(28,640,391)	$(166,281,868)

Net unrealized appreciation	$26,159,481	$198,922,269

Distributions payable	$(124,202)	$(1,275,089)

At September 30, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	AMT-Free Fund	National Fund

Deferred capital losses:

Short-term	$15,794,902	$111,957,326

Long-term	$12,845,489	$54,324,542

40

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2020, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$311,169,986	$3,397,966,601

Gross unrealized appreciation	$28,084,171	$220,783,592

Gross unrealized depreciation	(1,924,690)	(21,861,323)

Net unrealized appreciation	$26,159,481	$198,922,269

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), a wholly-owned subsidiary of Eaton Vance Corp., for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the year ended September 30, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,359,467	$10,209,281

Effective Annual Rate	0.41%	0.31%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2020 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$11,077	$128,978

EVD’s Class A Sales Charges	$13,353	$139,301

41

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2020 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$378,484	$3,984,013

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2020, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class C Distribution Fees	$134,677	$1,174,026

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2020 amounted to the following:

	AMT-Free Fund	National Fund

Class C Service Fees	$44,892	$391,342

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$20	$39,000

Class C	$50	$17,000

42

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2020 were as follows:

	AMT-Free Fund	National Fund

Purchases	$229,929,930	$3,953,494,024

Sales	$200,725,498	$3,527,497,499

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
		Year Ended September 30, 2020
		Class A	Class C	Class I

Sales		2,489,112	286,876	14,620,548

Issued to shareholders electing to receive payments of distributions in Fund shares		446,020	38,242	394,814

Redemptions		(2,260,135)	(657,145)	(12,811,555)

Converted from Class C shares		169,973	—	—

Converted to Class A shares		—	(170,955)	—

Net increase (decrease)		844,970	(502,982)	2,203,807

		Year Ended September 30, 2019
		Class A	Class C	Class I

Sales		1,899,582	386,747	3,849,738

Issued to shareholders electing to receive payments of distributions in Fund shares		507,029	62,385	371,109

Redemptions		(3,048,646)	(790,414)	(3,453,702)

Converted from Class C shares		1,200,770	—	—

Converted to Class A shares		—	(1,206,708)	—

Net increase (decrease)		558,735	(1,547,990)	767,145

National Fund
	Year Ended September 30, 2020
	Class A	Class B	Class C	Class I

Sales	18,938,747	—	2,768,098	102,367,062

Issued to shareholders electing to receive payments of distributions in Fund shares	3,734,240	—	262,024	3,801,170

Redemptions	(25,343,714)	—	(4,575,561)	(63,630,096)

Converted from Class C shares	2,628,910	—	—	—

Converted to Class A shares	—	—	(2,628,854)	—

Net increase (decrease)	(41,817)	—	(4,174,293)	42,538,136

43

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

	Year Ended September 30, 2019
	Class A	Class B(1)	Class C	Class I

Sales	13,405,753	1,628	2,854,164	79,852,684

Issued to shareholders electing to receive payments of distributions in Fund shares	4,222,148	2,056	524,297	2,955,582

Redemptions	(23,904,165)	(42,058)	(6,560,819)	(28,172,127)

Converted from Class B shares	165,069	—	—	—

Converted from Class C shares	17,419,337	—	—	—

Converted to Class A shares	—	(165,036)	(17,422,262)	—

Net increase (decrease)	11,308,142	(203,410)	(20,604,620)	54,636,139

(1)	At the close of business on August 15, 2019, Class B shares of National Fund were converted into Class A and Class B was terminated.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2020.

Effective October 27, 2020, the Funds renewed their line of credit agreement, which expires October 26, 2021, at substantially the same terms.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$367,165,830	$—	$367,165,830

Total Investments	$—	$367,165,830	$—	$367,165,830

44

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,433,777,105	$—	$3,433,777,105

Taxable Municipal Securities	—	267,655,608	—	267,655,608

Total Investments	$—	$3,701,432,713	$—	$3,701,432,713

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

11  Subsequent Event

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may result in the automatic termination of each Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, each Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by each Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

45

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 19, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

46

Eaton Vance

National Municipal Income Fund

September 30, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 19, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

47

Eaton Vance

Municipal Income Funds

September 30, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2020, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.99%

National Municipal Income Fund	94.74%

48

Eaton Vance

Municipal Income Funds

September 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

49

Eaton Vance

Municipal Income Funds

September 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that (i) the continuation of the investment advisory agreement between Eaton Vance AMT-Free Municipal Income Fund (the “AMT-Free Muni Income Fund”) and Eaton Vance Management (“EVM”) and (ii) the continuation of the investment advisory agreement between Eaton Vance National Municipal Income Fund (the “National Muni Income Fund”, together with the AMT-Free Muni Income Fund, the “Funds” and each, a “Fund”) and Boston Management and Research (“BMR”) (EVM, with respect to the AMT-Free Muni Income Fund, and BMR, with respect to the National Muni Income Fund, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the applicable Adviser.

50

Eaton Vance

Municipal Income Funds

September 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, respectively, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of each Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered each Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the applicable Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Advisers or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended September 30, 2019.

In this regard, the Board noted each Fund’s performance relative to its peer group and benchmark index for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peer Group	Benchmark Index

Eaton Vance AMT-Free Municipal Income Fund	Consistent with	Lower

Eaton Vance National Municipal Income Fund	Higher	Higher

The Board considered, among other things, each Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

51

Eaton Vance

Municipal Income Funds

September 30, 2020

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

52

Eaton Vance

Municipal Income Funds

September 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

53

Eaton Vance

Municipal Income Funds

September 30, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

54

Eaton Vance

Municipal Income Funds

September 30, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

55

Eaton Vance

Municipal Income Funds

September 30, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

56

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

57

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Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448    9.30.20

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2020

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Funds’ annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2020

Eaton Vance

Municipal Income Funds

Eaton Vance

Municipal Income Funds

September 30, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the 12-month period opened on October 1, 2019, Treasury and municipal bond rates were trending modestly upward, amid better-than-expected U.S. employment reports and cautious optimism about a détente in U.S.-China trade relations. Rates continued to move upward through the end of 2019.

In January 2020, however, news of the outbreak of a new coronavirus in China raised investor concerns and led to a “flight to quality” that sparked a brief bond market rally. As the virus turned into a global pandemic in February and March, however, it ended the longest-ever U.S. economic expansion and brought about a global economic slowdown. Economic activity decreased and credit markets, along with equities, declined in value amid significant volatility.

In response, the U.S. Federal Reserve (the Fed) announced two emergency rate cuts in March 2020 — lowering the federal funds rate to 0.00%-0.25% — along with other measures intended to shore up credit markets. At its July meeting, the Fed provided additional reassurances that it would maintain rates around zero for the foreseeable future and use all the monetary tools at its disposal to support the U.S. economy. These moves helped calm the markets and initiated a new municipal bond rally that began in April and lasted through most of the summer.

The municipal bond rally was also driven by technical market factors as demand overwhelmed supply. As municipal bonds offered attractive tax-exempt yields versus other fixed-income asset classes, municipal bond funds reported net inflows from May through September 2020 — following substantial outflows in March and April.

Midway through August, however, the municipal rally stalled. Rates hit bottom for the fiscal year on August 11, with 10-year municipal bonds at a yield of 0.58%. During the rest of the period, prices fell and yields rose, driven in part by Congress’ failure to pass another stimulus bill, $400-$500 billion of which had been projected for state and local government assistance.

As issuers rushed to take advantage of low yields in late August and September, increased supply reversed the supply-demand dynamic from earlier in the summer — putting further downward pressure on municipal bond prices and upward pressure on yields. In addition, the Fed announced at the end of August a policy shift to allow inflation to run above its 2% target until the U.S. unemployment rate is very low — raising inflation concerns among some investors.

For the period as a whole, rates declined across the municipal bond yield curve, with the greatest declines occurring at the short end of the curve. The Bloomberg Barclays Municipal Bond Index (the Index), a broad measure of the asset class, returned 4.09% during the period — despite a 3.63% decline in March 2020. Reflecting investors’ “flight to quality” in response to the pandemic, municipal bonds with higher credit ratings generally outperformed lower rated issues during the period.

Fund Performance

For the 12-month period ended September 30, 2020, the California Opportunities, Massachusetts, and New York Funds’ Class A shares at net asset value (NAV) underperformed the 4.09% return of the Funds’ primary benchmark, the Index. The Ohio Fund’s Class A shares at NAV performed approximately in line with the Index during the period.

The Massachusetts, New York, and Ohio Funds’ overall strategy is to normally invest in bonds with maturities of 10 years or more to pursue potentially higher yields and greater income streams compared with shorter maturity issues. The California Municipal Opportunities Fund uses a flexible investment strategy to seek opportunities virtually anywhere on the yield curve or the credit curve, and across different sectors.

Management has the ability to be opportunistic in pursuing the California Municipal Opportunities Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including, but not limited to, taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the California Municipal Opportunities Fund’s net assets may be invested in obligations rated below investment grade.

The Funds may seek to enhance tax-exempt income through the use of leveraged investments by purchasing residual interest bonds. Leveraged investments have the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period, when rates fell and bond prices rose for the period as a whole, leveraged investments amplified the appreciation in the price of bonds held by the Massachusetts and Ohio Funds and generated additional tax-exempt bond income, enhancing the total return of those Funds. The U.S. Federal Reserve’s actions during the period to lower interest rates also reduced the borrowing costs associated with residual interest bonds, further contributing to the positive performance impact of the Massachusetts and Ohio Funds’ leveraged investments.

The California Municipal Opportunities Fund used leveraged investments early in the period only, and those investments did not significantly affect performance during the period. The New York Fund did not use leveraged investments during the period. By comparison, the Index does not employ leveraged investments.

Management has the ability to attempt to hedge the portfolios to various degrees against the potential risk of interest-rate volatility at the long end of the yield curve by using Treasury futures or interest-rate swaps. As a risk management strategy, the hedge is intended to moderate performance on both the upside and the downside. In a period when municipal and Treasury bonds generally rose in price, the Ohio Fund’s Treasury futures hedge mitigated a portion of that appreciation and was, thus, a detractor from relative results versus the unhedged Index. The California Municipal Opportunities, Massachusetts, and New York Funds did not employ an interest-rate hedge during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2020

Management’s Discussion of Fund Performance1 — continued

State-Specific Results

Eaton Vance California Municipal Opportunities Fund returned 3.58% for Class A shares at NAV, underperforming the 4.09% return of the Index. Detractors from performance relative to the Index included security selection in the leasing sector, security selection in 4% coupon bonds, and security selection in AAA-rated bonds. In contrast, the main contributors to performance versus the Index were the Fund’s allocation to taxable municipal bonds, which generally outperformed tax-exempt municipal bonds during the period and were not represented in the Index; an overweight position, relative to the Index, in local general obligation bonds; and security selection in the water and sewer sector.

Eaton Vance Massachusetts Municipal Income Fund returned 3.13% for Class A shares at NAV, underperforming the 4.09% return of the Index. Security selection in the health care and transportation sectors, along with an underweight position in the water and sewer sector, which was the best-performing sector in the Index during the period, all detracted from performance versus the Index. In contrast, contributors to results versus the Index included leveraged investments; the Fund’s allocation to taxable municipal bonds; and an overweight position in AAA-rated bonds, which were the best-performing ratings category in the Index during the period.

Eaton Vance New York Municipal Income Fund returned 3.11% for Class A shares at NAV, underperforming the 4.09% return of the Index. Detractors from performance versus the Index included security selection in the health care and transportation sectors and security selection in 4% coupon bonds. Contributors to performance relative to the Index included security selection in the electric utilities sector, security selection in AAA-rated bonds, and security selection in bonds with 22 years or more remaining to maturity.

Eaton Vance Ohio Municipal Income Fund returned 4.11% for Class A shares at NAV, performing approximately in line with the 4.09% return of the Index. Leveraged investments, security selection and an overweight position in local general obligation bonds, and security selection and an overweight position in zero-coupon bonds all contributed to performance versus the Index. Detractors from performance relative to the Index included the Fund’s hedging strategy, an underweight position in AAA-rated bonds, and security selection in the education sector.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	05/27/1994	12/19/1985	3.58%	3.90%	4.24%
Class A with 4.75% Maximum Sales Charge	—	—	–1.36	2.90	3.73
Class C at NAV	08/31/2004	12/19/1985	2.83	3.12	3.46
Class C with 1% Maximum Sales Charge	—	—	1.83	3.12	3.46
Class I at NAV	03/03/2008	12/19/1985	3.82	4.15	4.49

Bloomberg Barclays Municipal Bond Index	—	—	4.09%	3.84%	3.99%
Bloomberg Barclays California Municipal Bond Index	—	—	4.12	3.80	4.34

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.80%	1.55%	0.55%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.49%	0.75%	1.73%
Taxable-Equivalent Distribution Rate			3.25	1.63	3.77
SEC 30-day Yield			0.69	–0.01	0.98
Taxable-Equivalent SEC 30-day Yield			1.51	–0.02	2.13

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2010	$14,051	N.A.
Class I	$250,000	09/30/2010	$388,118	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2020

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	04/18/1991	3.13%	3.08%	3.76%
Class A with 4.75% Maximum Sales Charge	—	—	–1.79	2.08	3.25
Class C at NAV	05/02/2006	04/18/1991	2.40	2.29	2.97
Class C with 1% Maximum Sales Charge	—	—	1.40	2.29	2.97
Class I at NAV	06/17/1993	04/18/1991	3.31	3.28	3.96

Bloomberg Barclays Municipal Bond Index	—	—	4.09%	3.84%	3.99%
Bloomberg Barclays Massachusetts Municipal Bond Index	—	—	4.48	3.65	3.80

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.76%	1.51%	0.56%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.27%	1.60%	2.38%
Taxable-Equivalent Distribution Rate			4.19	2.95	4.40
SEC 30-day Yield			0.56	–0.16	0.77
Taxable-Equivalent SEC 30-day Yield			1.04	–0.30	1.42

% Total Leverage[6]

Residual Interest Bond (RIB) Financing					1.73%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2010	$13,409	N.A.
Class I	$250,000	09/30/2010	$368,758	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2020

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

New York Municipal Income Fund

September 30, 2020

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/15/1994	08/30/1990	3.11%	3.62%	4.22%
Class A with 4.75% Maximum Sales Charge	—	—	–1.81	2.62	3.71
Class C at NAV	09/30/2003	08/30/1990	2.25	2.85	3.44
Class C with 1% Maximum Sales Charge	—	—	1.25	2.85	3.44
Class I at NAV	03/03/2008	08/30/1990	3.30	3.82	4.43

Bloomberg Barclays Municipal Bond Index	—	—	4.09%	3.84%	3.99%
Bloomberg Barclays New York Municipal Bond Index	—	—	2.71	3.38	3.69

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.73%	1.48%	0.53%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.85%	1.11%	2.04%
Taxable-Equivalent Distribution Rate			3.67	2.20	4.05
SEC 30-day Yield			1.04	0.35	1.29
Taxable-Equivalent SEC 30-day Yield			2.07	0.70	2.57

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2010	$14,031	N.A.
Class I	$250,000	09/30/2010	$385,919	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Income Fund

September 30, 2020

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Ohio Municipal Income Fund

September 30, 2020

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/07/1993	04/18/1991	4.11%	3.83%	3.87%
Class A with 4.75% Maximum Sales Charge	—	—	–0.84	2.83	3.36
Class C at NAV	02/03/2006	04/18/1991	3.45	3.06	3.10
Class C with 1% Maximum Sales Charge	—	—	2.45	3.06	3.10
Class I at NAV	08/03/2010	04/18/1991	4.43	4.04	4.08

Bloomberg Barclays Municipal Bond Index	—	—	4.09%	3.84%	3.99%
Bloomberg Barclays Ohio Municipal Bond Index	—	—	4.96	3.95	4.11

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.84%	1.59%	0.64%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.84%	2.10%	3.03%
Taxable-Equivalent Distribution Rate			5.24	3.87	5.59
SEC 30-day Yield			1.01	0.32	1.26
Taxable-Equivalent SEC 30-day Yield			1.87	0.59	2.33

% Total Leverage[6]

RIB Financing					4.82%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2010	$13,570	N.A.
Class I	$250,000	09/30/2010	$372,936	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Ohio Municipal Income Fund

September 30, 2020

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Municipal Income Funds

September 30, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays California Municipal Bond Index is an unmanaged index of California municipal bonds. Bloomberg Barclays Massachusetts Municipal Bond Index is an unmanaged index of Massachusetts municipal bonds. Bloomberg Barclays New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Bloomberg Barclays Ohio Municipal Bond Index is an unmanaged index of Ohio municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

For California Municipal Opportunities Fund, performance prior to April 13, 2015 reflects the Fund’s performance under its former investment objective and strategy.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

12

Eaton Vance

Municipal Income Funds

September 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2020 – September 30, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.70	$3.63	0.71%
Class C	$1,000.00	$1,040.60	$7.45	1.46%
Class I	$1,000.00	$1,045.90	$2.35	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.59	0.71%
Class C	$1,000.00	$1,017.70	$7.36	1.46%
Class I	$1,000.00	$1,022.70	$2.33	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,030.60	$3.50	0.69%
Class C	$1,000.00	$1,027.10	$7.25	1.43%
Class I	$1,000.00	$1,032.60	$2.49	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.49	0.69%
Class C	$1,000.00	$1,017.90	$7.21	1.43%
Class I	$1,000.00	$1,022.60	$2.48	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

13

Eaton Vance

Municipal Income Funds

September 30, 2020

Fund Expenses — continued

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.40	$3.35	0.66%
Class C	$1,000.00	$1,022.60	$7.13	1.41%
Class I	$1,000.00	$1,028.40	$2.33	0.46%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.34	0.66%
Class C	$1,000.00	$1,018.00	$7.11	1.41%
Class I	$1,000.00	$1,022.70	$2.33	0.46%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During Period* (4/1/20 – 9/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,038.00	$3.72	0.73%
Class C	$1,000.00	$1,035.30	$7.53	1.48%
Class I	$1,000.00	$1,040.20	$2.70	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.69	0.73%
Class C	$1,000.00	$1,017.60	$7.47	1.48%
Class I	$1,000.00	$1,022.40	$2.68	0.53%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2020.

14

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments

Tax-Exempt Municipal Securities — 88.4%
Security	Principal Amount (000’s omitted)	Value

Education — 2.2%

California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/21, 5.25%, 1/1/30	$1,000	$1,012,730

California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45	400	626,980

California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/32	425	524,714

California Enterprise Development Authority, (The Thacher School), 4.00%, 9/1/34	400	484,412

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/28(1)	380	463,714

California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/38(1)	2,500	2,921,375

California State University, Prerefunded to 11/1/21, 5.25%, 11/1/31	1,465	1,545,472

University of California, 5.00%, 5/15/35	4,215	5,146,894

		$12,726,291

Electric Utilities — 3.6%

Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$898,356

Glendale, Electric System Revenue, 5.00%, 2/1/38	1,005	1,188,794

Sacramento Municipal Utility District, 4.00%, 8/15/40	1,575	1,916,035

Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,125,004

Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,515,368

Sacramento Municipal Utility District, 5.00%, 8/15/36	7,000	9,416,330

Southern California Public Power Authority, (Canyon Power Project), 0.36%, (SIFMA + 0.25%), 5/1/21 (Put Date), 7/1/40(2)	5,000	4,996,500

		$21,056,387

Escrowed / Prerefunded — 0.4%

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	$915	$961,391

California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	960	1,008,672

California Statewide Communities Development Authority, (Cottage Health System), Prerefunded to 11/1/20, 5.25%, 11/1/30	500	502,075

		$2,472,138

General Obligations — 43.7%

Allan Hancock Joint Community College District, (Election of 2006), 4.00%, 8/1/40	$3,500	$4,188,835

Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/30	1,000	1,219,330

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Anaheim Union High School District, (Election of 2014), 4.00%, 8/1/31	$1,000	$1,210,490

Beverly Hills Unified School District, (Election of 2018), 4.00%, 8/1/31	1,885	2,280,379

Brisbane School District, (Election of 2020), 4.00%, 8/1/35	155	183,069

Brisbane School District, (Election of 2020), 4.00%, 8/1/37	180	209,835

Brisbane School District, (Election of 2020), 4.00%, 8/1/40	360	414,788

Brisbane School District, (Election of 2020), 5.00%, 8/1/45	535	652,021

Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/36(3)	170	187,648

Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/37(3)	150	164,576

Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/38(3)	175	190,764

Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/39(3)	175	190,157

Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/40(3)	200	216,666

Burlingame Elementary School District, (Election of 2020), 3.00%, 8/1/41(3)	360	388,919

Burlingame Elementary School District, (Election of 2020), 4.00%, 8/1/33(3)	175	215,364

Burlingame Elementary School District, (Election of 2020), 4.00%, 8/1/34(3)	300	366,906

Cabrillo Unified School District, (Election of 2018), 4.00%, 8/1/33	100	121,523

California, 3.00%, 11/1/34	3,000	3,361,740

California, 3.00%, 11/1/35	2,125	2,368,992

California, 4.00%, 11/1/34	3,945	4,850,496

California, 4.00%, 3/1/36	11,765	14,141,883

California, 4.00%, 11/1/40	2,000	2,388,460

California, 5.00%, 3/1/35	5,850	7,699,360

California, 5.00%, 3/1/35	2,000	2,632,260

California, 5.00%, 4/1/35	1,000	1,290,400

California, 5.50%, 11/1/35	2,500	2,510,900

California, 0.54%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	3,000	3,001,080

Chino Valley Unified School District, (Election of 2016), 4.00%, 8/1/45	3,000	3,531,300

Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/38	650	856,784

Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/39	650	853,950

Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/40	925	1,211,408

Desert Community College District, 5.00%, 8/1/37	7,395	8,947,284

Foster City, 3.00%, 8/1/38	700	755,811

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Foster City, 3.00%, 8/1/40	$500	$537,200

Foster City, 4.00%, 8/1/31	250	301,700

Foster City, 4.00%, 8/1/36	165	192,786

Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/35	100	119,237

Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/36	100	118,440

Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/37	205	242,017

Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/38	765	898,011

Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/39	245	286,795

Franklin-McKinley School District, (Election of 2020), 4.00%, 8/1/40	415	483,512

Fresno Unified School District, (Election of 2016), 3.00%, 8/1/35	985	1,052,532

Fresno Unified School District, (Election of 2016), 3.00%, 8/1/36	1,000	1,061,270

Fresno Unified School District, (Election of 2016), 3.00%, 8/1/37	1,120	1,184,702

Fresno Unified School District, (Election of 2016), 3.00%, 8/1/38	1,200	1,265,496

Fresno Unified School District, (Election of 2016), 3.00%, 8/1/39	1,620	1,703,560

Fresno Unified School District, (Election of 2016), 4.00%, 8/1/30	570	695,349

Fresno Unified School District, (Election of 2016), 4.00%, 8/1/31	475	573,942

Fresno Unified School District, (Election of 2016), 4.00%, 8/1/32	380	455,620

Fresno Unified School District, (Election of 2016), 4.00%, 8/1/33	565	670,762

Fresno Unified School District, (Election of 2016), 4.00%, 8/1/34	450	530,896

Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/40	630	782,032

Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/45	700	859,131

Geyserville Unified School District, (Election of 2020), 5.00%, 8/1/49	1,220	1,490,376

Gilroy Unified School District, (Elections of 2008 and 2016), 4.00%, 8/1/30	245	297,824

Hartnell Community College District, (Election of 2016), 3.00%, 8/1/38	380	410,674

Hartnell Community College District, (Election of 2016), 3.00%, 8/1/39	500	538,820

Hartnell Community College District, (Election of 2016), 3.00%, 8/1/45	1,800	1,910,250

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Hartnell Community College District, (Election of 2016), 4.00%, 8/1/33	$200	$243,046

Huntington Beach City School District, (Election of 2016), 3.00%, 8/1/39	1,130	1,220,287

La Canada Unified School District, (Election of 2017), 4.00%, 8/1/33	500	607,615

La Canada Unified School District, (Election of 2017), 4.00%, 8/1/40	1,000	1,170,680

La Canada Unified School District, (Election of 2017), 4.00%, 8/1/45	1,445	1,672,096

Liberty Union High School District, (Election of 2016), 3.00%, 8/1/35(3)	670	732,069

Liberty Union High School District, (Election of 2016), 3.00%, 8/1/36(3)	750	815,025

Liberty Union High School District, (Election of 2016), 3.00%, 8/1/37(3)	810	876,703

Liberty Union High School District, (Election of 2016), 3.00%, 8/1/38(3)	890	959,037

Liberty Union High School District, (Election of 2016), 3.00%, 8/1/39(3)	1,000	1,072,250

Liberty Union High School District, (Election of 2016), 3.00%, 8/1/40(3)	1,000	1,069,340

Liberty Union High School District, (Election of 2016), 3.00%, 8/1/41(3)	1,670	1,780,103

Liberty Union High School District, (Election of 2016), 4.00%, 8/1/32(3)	250	302,973

Liberty Union High School District, (Election of 2016), 4.00%, 8/1/33(3)	250	300,195

Liberty Union High School District, (Election of 2016), 4.00%, 8/1/34(3)	250	298,520

Long Beach Unified School District, (Election of 2008), 4.00%, 8/1/32	1,275	1,595,446

Lucia Mar Unified School District, (Election of 2016), 4.00%, 8/1/49	3,750	4,355,625

Madera Unified School District, (Election of 2018), 4.00%, 8/1/33	170	205,598

Madera Unified School District, (Election of 2018), 4.00%, 8/1/34	355	426,934

Madera Unified School District, (Election of 2018), 4.00%, 8/1/36	430	509,292

Madera Unified School District, (Election of 2018), 4.00%, 8/1/37	325	382,636

Madera Unified School District, (Election of 2018), 4.00%, 8/1/43	1,305	1,501,833

Manteca Unified School District, (Election of 2014), 4.00%, 8/1/29	100	125,634

Manteca Unified School District, (Election of 2014), 4.00%, 8/1/30	200	249,596

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Manteca Unified School District, (Election of 2014), 4.00%, 8/1/31	$180	$223,105

Manteca Unified School District, (Election of 2014), 4.00%, 8/1/32	360	442,152

Manteca Unified School District, (Election of 2014), 4.00%, 8/1/34	1,075	1,296,385

Manteca Unified School District, (Election of 2014), 4.00%, 8/1/35	500	594,550

Manteca Unified School District, (Election of 2014), 4.00%, 8/1/45	2,635	3,040,790

Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/40	1,315	1,596,555

Mariposa County Unified School District, (Election of 2016), 5.00%, 8/1/43	1,265	1,529,499

Mendocino Unified School District, (Election of 2020), 3.00%, 8/1/36	1,325	1,441,083

Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/29	185	232,423

Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/40	500	586,140

Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/44	1,000	1,160,820

Mendocino Unified School District, (Election of 2020), 4.00%, 8/1/49	3,020	3,482,694

Miracosta Community College District, (Election of 2016), 3.00%, 8/1/35	2,000	2,246,440

Moraga Elementary School District, (Election of 2016), 4.00%, 8/1/44	2,555	2,953,784

Mountain View Whisman School District, (Election of 2020), 4.00%, 9/1/32	225	285,768

Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	897,217

Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/44	1,860	2,254,748

Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/33	110	133,675

Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/38	1,000	1,142,900

Oxnard Union High School District, (Election of 2018), 4.00%, 8/1/39	1,000	1,177,010

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/35	1,805	2,223,507

Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/45	11,250	13,955,400

Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/40	1,235	1,500,204

Pittsburg Unified School District, (Election of 2014), 5.00%, 8/1/42	1,545	1,870,949

Placer Union High School District, (Election of 2018), 4.00%, 8/1/34	1,000	1,205,940

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Placer Union High School District, (Election of 2018), 4.00%, 8/1/40	$2,030	$2,365,133

Placer Union High School District, (Election of 2018), 5.00%, 8/1/45	3,175	3,925,443

Riverside Unified School District, (Election of 2016), 4.00%, 8/1/31	1,250	1,508,500

San Diego Community College District, 4.00%, 8/1/34	4,500	5,234,220

San Francisco Bay Area Rapid Transit District, (Election of 2004), Green Bonds, 4.00%, 8/1/37	1,500	1,752,885

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/34	3,285	4,021,793

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/35	1,510	1,840,947

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/44	1,200	1,411,464

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 4.00%, 8/1/45	2,980	3,498,162

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/34	1,765	2,352,745

San Francisco Bay Area Rapid Transit District, (Election of 2016), Green Bonds, 5.00%, 8/1/35	250	331,888

San Francisco City and County, 4.00%, 6/15/32	3,810	4,669,574

San Francisco City and County, 4.00%, 6/15/33	200	242,518

San Francisco City and County, 4.00%, 6/15/34	275	330,853

San Francisco City and County, 4.00%, 6/15/35	200	239,774

San Francisco Unified School District, (Election of 2016), 4.00%, 6/15/34	3,855	4,597,357

San Francisco Unified School District, (Election of 2016), 4.00%, 6/15/35	2,000	2,368,740

San Jose-Evergreen Community College District, (Election of 2016), 3.00%, 9/1/35	1,225	1,348,872

San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/36	3,550	4,368,559

San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/37	1,835	2,254,609

San Rafael City Elementary School District, (Election of 2015), 5.00%, 8/1/38	500	630,680

Santa Clara County, (Election of 2008), 4.00%, 8/1/34	1,605	1,895,072

Santa Monica-Malibu Unified School District, (School Facilities Improvement District No. 2), (Election of 2018), 4.00%, 8/1/37	815	964,047

Saugus Union School District, (Election of 2014), 3.00%, 8/1/34	2,765	3,064,588

Saugus Union School District, (Election of 2014), 3.00%, 8/1/35	820	904,567

Saugus Union School District, (Election of 2014), 4.00%, 8/1/33	500	616,875

Sonoma Valley Unified School District, (Election of 2016), 4.00%, 8/1/47	425	493,191

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

State Center Community College District, (Election of 2016), 3.00%, 8/1/33(3)	$2,750	$3,136,182

State Center Community College District, (Election of 2016), 3.00%, 8/1/35(3)	1,600	1,792,512

State Center Community College District, (Election of 2016), 3.00%, 8/1/36(3)	2,285	2,538,498

State Center Community College District, (Election of 2016), 3.00%, 8/1/37(3)	1,860	2,050,929

State Center Community College District, (Election of 2016), 3.00%, 8/1/38(3)	2,615	2,860,470

State Center Community College District, (Election of 2016), 3.00%, 8/1/39(3)	2,600	2,834,130

State Center Community College District, (Election of 2016), 3.00%, 8/1/40(3)	4,660	5,058,430

State Center Community College District, (Election of 2016), 3.00%, 8/1/41(3)	5,225	5,659,302

State Center Community College District, (Election of 2016), 4.00%, 8/1/32(3)	1,150	1,456,636

Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	500	617,850

Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,228,030

Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/28	50	63,282

Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/33	140	170,132

Vacaville Unified School District, (Election of 2014), 4.00%, 8/1/42	2,145	2,484,918

Vista Unified School District, (Election of 2018), 5.00%, 8/1/32	155	207,015

West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/37	500	632,505

West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/40	1,125	1,411,481

West Sonoma County Union High School District, (Election of 2018), 5.00%, 8/1/43	1,000	1,245,430

Westminster School District, (Election of 2016), 5.00%, 8/1/38	400	487,912

Westminster School District, (Election of 2016), 5.00%, 8/1/39	585	712,834

Westminster School District, (Election of 2016), 5.00%, 8/1/42	1,000	1,213,480

		$256,507,597

Hospital — 6.0%

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$3,415	$3,761,896

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	790,992

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	$1,050	$1,127,395

California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital at Stanford), 5.00%, 8/15/32	1,210	1,441,775

California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	4,100	4,609,671

California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00%, 10/1/30	400	486,420

California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00% to 10/1/27 (Put Date), 10/1/39	1,200	1,535,424

California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,650,330

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/32	1,040	1,237,850

California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/41	4,985	5,840,625

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	906,312

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	589,280

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	185,099

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	116,844

California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	166,391

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	226,344

California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	925,912

California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	484,844

California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,349,600

Oroville, (Oroville Hospital), 5.25%, 4/1/49	5,000	5,383,550

Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,243,373

		$35,059,927

Housing — 0.4%

Independent Cities Finance Authority, (Union City Tropics), 5.00%, 5/15/48	$2,000	$2,359,440

		$2,359,440

Industrial Development Revenue — 0.4%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 11/1/38	$2,500	$2,638,800

		$2,638,800

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 0.8%

Puerto Rico Electric Power Authority, (NPFG), 5.00%, 7/1/23	$125	$125,818

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	1,500	1,529,460

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,100	2,169,699

Puerto Rico Electric Power Authority, (NPFG), Series QQ, 5.00%, 7/1/22	180	180,878

Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/22	140	140,683

Puerto Rico Electric Power Authority, (NPFG), Series RR, 5.00%, 7/1/24	300	302,460

Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/24	130	131,066

		$4,580,064

Insured – General Obligations — 4.4%

Compton Community College District, (Election of 2014), (BAM), 5.00%, 8/1/36	$1,690	$2,064,639

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/33	710	878,717

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/34	825	1,018,925

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/35	955	1,176,426

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/36	1,015	1,246,451

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/37	1,135	1,390,920

Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/38	1,175	1,436,966

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/37	500	608,315

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/38	500	607,055

Galt Joint Union High School District, (Election of 2016), (BAM), 5.00%, 8/1/43	1,000	1,206,590

Hueneme Elementary School District, (Election of 2018), (AGM), 4.00%, 8/1/37	500	580,280

Hueneme Elementary School District, (Election of 2018), (AGM), 4.00%, 8/1/39	675	778,896

Hueneme Elementary School District, (Election of 2018), (AGM), 4.00%, 8/1/40	1,000	1,150,870

Rio Elementary School District, (Election of 2018), (BAM), 5.00%, 8/1/47	1,750	2,168,180

San Leandro Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/38	1,000	1,248,770

Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/34	800	1,016,088

Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/36	1,025	1,292,074

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/40	$1,000	$1,246,300

Ukiah Unified School District, (Election of 2020), (AGM), 5.00%, 8/1/42	1,085	1,344,727

Winters Joint Unified School District, (Election of 2018), (AGM), 4.00%, 8/1/35	200	236,034

Winters Joint Unified School District, (Election of 2018), (AGM), 4.00%, 8/1/39	630	733,950

Winters Joint Unified School District, (Election of 2018), (AGM), 4.00%, 8/1/45	330	379,008

Winters Joint Unified School District, (Election of 2018), (AGM), 4.00%, 8/1/50	1,780	2,035,644

		$25,845,825

Insured – Special Tax Revenue — 1.2%

Dana Point Community Facilities District No. 2006-1, (BAM), 4.00%, 9/1/37	$600	$714,156

Dana Point Community Facilities District No. 2006-1, (BAM), 4.00%, 9/1/41	2,000	2,349,160

Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/36	1,570	2,016,383

Lake Elsinore School Financing Authority, (BAM), 5.00%, 10/1/37	470	601,581

Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	1,320	1,528,890

		$7,210,170

Insured – Transportation — 1.3%

Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$5,075	$5,881,519

San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,694,124

		$7,575,643

Other Revenue — 3.5%

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	$1,740	$1,951,114

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,444,426

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), Green Bonds, 5.00%, 11/1/30	275	369,729

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018A, 0.481%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(2)	2,500	2,491,800

19	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Series 2018B, 0.483%, (70% of 1 mo. USD LIBOR + 0.38%), 8/1/21 (Put Date), 8/1/47(2)	$450	$448,524

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 0.434%, (70% of 1 mo. USD LIBOR + 0.33%), 4/1/22 (Put Date), 10/1/47(2)	4,800	4,805,760

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2011A, 0.304%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 4/1/38(2)	700	700,063

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), Series 2012B, 0.304%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(2)	7,970	7,970,717

Morongo Band of Mission Indians, 5.00%, 10/1/42(1)	440	482,157

		$20,664,290

Senior Living / Life Care — 1.6%

ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$628,001

California Municipal Finance Authority, (Channing House), 5.00%, 5/15/37	250	298,670

California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/34	755	835,437

California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/37	3,300	3,628,119

California Municipal Finance Authority, (Mt. San Antonio Gardens), 5.00%, 11/15/39	1,000	1,104,380

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	500	550,020

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	574,075

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	891,158

California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	810,467

		$9,320,327

Solid Waste — 0.1%

Yolo County Public Agencies Financing Authority, Solid Waste Revenue, 4.00%, 12/1/35	$500	$604,875

		$604,875

Special Tax Revenue — 3.6%

Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,719,117

Contra Costa Transportation Authority, Sales Tax Revenue, 0.354%, (70% of 1 mo. USD LIBOR + 0.25%), 9/1/21 (Put Date), 3/1/34(2)	7,000	6,978,510

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	$580	$663,242

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	529,663

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	616,640

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/35	1,150	1,338,255

Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/38	1,000	1,155,150

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/32	450	510,476

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2014, 5.00%, 9/1/34	360	406,753

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/32	625	734,031

Irvine Community Facilities District No. 2013-3, (Great Park), Series 2018, 5.00%, 9/1/34	765	893,658

Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	543,171

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 6/1/35	1,500	1,844,805

South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	545,287

South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	819,679

Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,919,129

		$21,217,566

Transportation — 8.4%

Alameda Corridor Transportation Authority, 5.00%, 10/1/36	$2,250	$2,604,195

Alameda Corridor Transportation Authority, 5.00%, 10/1/37	2,200	2,540,252

Bay Area Toll Authority, (San Francisco Bay Area), 0.708%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(2)	500	500,020

Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,000	1,071,450

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	2,570	2,992,893

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	1,025	1,189,410

California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	2,060	2,353,571

Long Beach, Harbor Revenue, (AMT), 5.00%, 5/15/30	500	611,740

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	1,500	1,779,885

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/29	1,000	1,282,010

20	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/33	$1,675	$2,046,147

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,660	1,904,734

Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/46	4,500	5,145,795

Los Angeles Harbor Department, (AMT), 5.00%, 8/1/21	1,000	1,036,650

San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/22	500	537,995

San Diego County Regional Airport Authority, (AMT), 5.00%, 7/1/30	1,000	1,212,480

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,697,416

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/41	4,905	5,614,214

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	2,465	2,734,548

San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/46	2,330	2,646,647

San Jose, Airport Revenue, (AMT), 5.00%, 3/1/37	1,735	2,032,691

San Jose, Airport Revenue, (AMT), 5.00%, 3/1/41	3,000	3,481,980

		$49,016,723

Water and Sewer — 6.8%

Bakersfield, Wastewater Revenue, 5.00%, 9/15/31	$1,350	$1,868,967

Bakersfield, Wastewater Revenue, 5.00%, 9/15/32	1,620	2,217,958

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/32	150	193,571

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/33	125	159,073

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/34	175	221,099

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/35	125	157,390

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/36	325	406,253

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/37	500	621,950

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/38	2,250	2,786,422

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/39	1,715	2,113,189

Beverly Hills Public Financing Authority, Water Revenue, 4.00%, 6/1/40	1,080	1,324,285

California Department of Water Resources, 5.00%, 12/1/32	220	282,891

East Bay Municipal Utility District, Water System Revenue, 5.00%, 6/1/32	1,500	1,805,145

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Eastern Municipal Water District, Water and Wastewater Revenue, 0.404%, (70% of 1 mo. USD LIBOR + 0.30%), 10/1/21 (Put Date), 7/1/30(2)	$2,450	$2,442,870

Eastern Municipal Water District, Water and Wastewater Revenue, 0.36%, (SIFMA + 0.25%), 10/1/21 (Put Date), 7/1/46(2)	2,000	1,999,240

Metropolitan Water District of Southern California, 5.00%, 7/1/35	370	485,070

Oceanside, Water Revenue, 4.00%, 5/1/32	100	126,893

Oceanside, Water Revenue, 4.00%, 5/1/33	100	125,334

Oceanside, Water Revenue, 4.00%, 5/1/34	125	155,260

Oceanside, Water Revenue, 4.00%, 5/1/40	1,250	1,507,325

Oceanside, Water Revenue, 4.00%, 5/1/51	1,065	1,253,303

Orange County Water District, 5.00%, 8/15/33	200	267,456

Rancho California Water District Financing Authority, 4.00%, 8/1/38	1,500	1,831,770

Rancho California Water District Financing Authority, 4.00%, 8/1/39	2,800	3,408,160

Ross Valley Public Financing Authority, (Sanitary District No. 1 of Marin County), 5.00%, 1/1/39	500	589,280

San Diego Public Facilities Financing Authority, Water Revenue, 4.00%, 8/1/36	1,000	1,236,390

San Diego Public Facilities Financing Authority, Water Revenue, 4.00%, 8/1/37	1,000	1,231,510

San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/39	890	1,035,052

South Gate Utility Authority, Water Revenue, 4.00%, 10/1/34	2,360	2,778,168

South Placer Wastewater Authority, 5.00%, 11/1/32	900	1,262,772

Upper Santa Clara Valley Joint Powers Authority, 4.00%, 8/1/45	1,320	1,470,203

Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/34	600	773,910

Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/35	50	64,298

Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/36	300	383,781

Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/37	300	382,566

Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/38	250	317,670

Upper Santa Clara Valley Joint Powers Authority, 5.00%, 8/1/39	400	506,204

		$39,792,678

Total Tax-Exempt Municipal Securities — 88.4% (identified cost $497,946,687)		$518,648,741

21	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments — continued

Taxable Municipal Securities — 7.1%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 4.2%

Central Unified School District, 2.686%, 8/1/38(3)	$1,500	$1,514,415

Central Unified School District, 2.936%, 8/1/43(3)	1,945	1,962,797

Encinitas Union School District, 2.284%, 8/1/37(3)	3,350	3,384,672

Encinitas Union School District, 2.384%, 8/1/38(3)	2,575	2,613,213

Encinitas Union School District, 2.484%, 8/1/39(3)	1,270	1,294,930

Fresno Unified School District, 2.763%, 8/1/40	3,500	3,506,790

Jefferson Elementary School District, 2.50%, 9/1/38(3)	3,855	3,817,375

Jefferson Elementary School District, 2.70%, 9/1/44(3)	4,560	4,503,684

Milpitas Unified School District, 2.351%, 8/1/36	500	509,080

Redondo Beach Unified School District, 2.311%, 8/1/37	335	341,365

Tracy Unified School District, 2.428%, 8/1/37	1,470	1,492,168

		$24,940,489

Hospital — 0.7%

California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$3,875	$4,135,594

		$4,135,594

Insured – General Obligations — 1.6%

Alvord Unified School District, (AGM), 2.427%, 8/1/35	$1,180	$1,199,423

Hayward Unified School District, (AGM), 2.323%, 8/1/34	2,355	2,415,571

Hueneme Elementary School District, (AGM), 2.639%, 8/1/37	2,000	1,995,760

Oak Grove School District, (AGM), 2.282%, 8/1/32	1,000	1,043,170

Oxnard School District, (BAM), 2.209%, 8/1/34	1,430	1,443,513

San Bernardino City Unified School District, (AGM), 2.722%, 8/1/37	1,150	1,158,499

		$9,255,936

Insured – Special Tax Revenue — 0.3%

Dana Point Community Facilities District No. 2006-1, (BAM), 2.898%, 9/1/41	$500	$507,260

Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	986,391

		$1,493,651

Insured – Transportation — 0.1%

Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/27	$740	$605,364

		$605,364

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.2%

Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	$250	$262,688

Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	269,140

Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	275,740

Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	281,260

Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	283,742

		$1,372,570

Total Taxable Municipal Securities — 7.1% (identified cost $41,098,505)		$41,803,604

Corporate Bonds & Notes — 0.4%
Security	Principal Amount (000’s omitted)	Value

Other — 0.4%

Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$2,430,646

Total Corporate Bonds & Notes — 0.4% (identified cost $2,080,000)		$2,430,646

Total Investments — 95.9% (identified cost $541,125,192)		$562,882,991

Other Assets, Less Liabilities — 4.1%		$23,845,689

Net Assets — 100.0%		$586,728,680

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 10.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $6,297,892 or 1.1% of the Fund’s net assets.

22	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2020

Portfolio of Investments — continued

(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(3)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

23	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2020

Portfolio of Investments

Tax-Exempt Investments — 85.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$4,671,503

		$4,671,503

Education — 18.9%

Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/42	$1,500	$1,768,320

Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/29	1,000	1,203,620

Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/39	2,000	2,324,780

Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	3,000	3,503,550

Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	400	515,516

Massachusetts Development Finance Agency, (Boston University), (LOC: TD Bank, N.A.), 0.10%, 10/1/42(1)	1,500	1,500,000

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,774,936

Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,889,163

Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	2,570	3,149,535

Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,185,150

Massachusetts Development Finance Agency, (Olin College), 5.00%, 11/1/38	1,750	1,917,808

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/31	620	752,599

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/32	770	927,157

Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/38	340	398,742

Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,760,000

Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46	2,000	2,431,120

Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/42	3,150	3,721,126

Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,377,300

		$39,100,422

Escrowed / Prerefunded — 2.1%

Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/44	$1,100	$1,245,552

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	$1,900	$1,933,231

Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	1,040	1,081,777

		$4,260,560

General Obligations — 29.1%

Belmont, 4.00%, 2/15/29	$1,195	$1,477,976

Belmont, 4.00%, 2/15/30	1,245	1,530,952

Belmont, 4.00%, 2/15/31	1,045	1,278,066

Belmont, 4.00%, 3/15/31	2,910	3,564,692

Boston, 4.00%, 3/1/31	3,000	3,321,360

Danvers, 4.00%, 8/15/30	600	744,666

Danvers, 4.00%, 8/15/33	540	658,919

Danvers, 5.25%, 7/1/36	2,800	2,894,752

Franklin, 4.00%, 5/15/30	200	246,432

Franklin, 4.00%, 5/15/32	455	550,559

Franklin, 4.00%, 5/15/33	455	545,795

Franklin, 5.00%, 5/15/29	210	276,343

Harvard, 4.00%, 8/15/30	1,025	1,272,138

Harvard, 4.00%, 8/15/31	1,270	1,567,637

Hingham, 3.00%, 2/15/34	785	879,122

Hingham, 3.00%, 2/15/35	500	556,215

Hingham, 3.00%, 2/15/36	620	686,879

Hingham, 3.00%, 2/15/37	2,400	2,639,616

Hingham, 4.00%, 2/15/32	425	522,941

Hingham, 4.00%, 2/15/33	410	501,496

Lexington, 4.00%, 2/1/29	1,855	2,292,613

Lincoln, 4.00%, 3/1/30	2,120	2,610,907

Lincoln, 4.00%, 3/1/31	2,205	2,700,904

Lincoln, 4.00%, 3/1/33	2,285	2,773,304

Manchester Essex Regional School District, 4.00%, 2/1/41	1,075	1,240,077

Manchester Essex Regional School District, 4.00%, 2/1/42	975	1,121,581

Massachusetts, 5.00%, 3/1/31	3,000	3,469,440

Medford, 5.00%, 7/15/29	735	971,163

Plymouth, 2.00%, 6/10/21	1,000	1,012,360

Plymouth, 5.00%, 5/1/26	710	729,887

Plymouth, 5.00%, 5/1/28	1,160	1,191,459

Plymouth, 5.00%, 5/1/31	1,090	1,118,133

Plymouth, 5.00%, 5/1/32	1,000	1,025,630

Shrewsbury, 4.00%, 7/15/33	2,370	2,887,774

Swampscott, 5.00%, 1/15/26	355	444,002

Wayland, 5.00%, 2/1/33	1,790	1,815,651

Wayland, 5.00%, 2/1/36	2,680	2,716,877

24	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Weston, 4.00%, 1/15/31	$1,275	$1,588,497

Weston, 4.00%, 1/15/32	1,495	1,851,453

Winchester, 5.00%, 4/15/36	775	792,252

		$60,070,520

Hospital — 8.2%

Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,137,928

Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/33	625	791,656

Massachusetts Development Finance Agency, (Beth Israel Lahey Health), 5.00%, 7/1/38	600	746,358

Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/27	1,000	1,216,780

Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,097,600

Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/36	1,690	2,002,768

Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,283,280

Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/37	1,600	1,951,344

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,130,652

Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	55	56,416

Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/21	800	823,448

Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	751,995

		$16,990,225

Housing — 1.4%

Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.66%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	$2,965	$2,965,000

		$2,965,000

Industrial Development Revenue — 0.7%

National Finance Authority, (Covanta), 4.625%, 11/1/42(3)	$670	$678,141

National Finance Authority, (Covanta), (AMT), 4.875%, 11/1/42(3)	740	753,749

		$1,431,890

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 3.8%

Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$5,460	$7,851,971

		$7,851,971

Insured – Special Tax Revenue — 4.2%

Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,074,424

Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,577,217

		$8,651,641

Insured – Transportation — 3.8%

Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$8,000	$7,931,280

		$7,931,280

Senior Living / Life Care — 0.7%

Massachusetts Development Finance Agency, (Carleton-Willard Village), 4.00%, 12/1/42	$490	$505,489

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.00%, 12/1/42	525	581,663

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	205	218,061

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	135	141,225

		$1,446,438

Special Tax Revenue — 2.1%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/26	$2,000	$2,514,800

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,771,390

		$4,286,190

Student Loan — 2.5%

Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	$5,000	$5,148,050

		$5,148,050

Transportation — 5.0%

Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,326,320

Massachusetts Port Authority, (AMT), 5.00%, 7/1/31	1,555	2,001,347

Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	2,110	2,544,618

Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	3,000	3,460,860

		$10,333,145

25	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.3%

Springfield Water and Sewer Commission, 4.00%, 4/15/30	$225	$278,433

Springfield Water and Sewer Commission, 4.00%, 4/15/33	335	400,660

		$679,093

Total Tax-Exempt Investments — 85.0% (identified cost $160,611,855)		$175,817,928

Taxable Municipal Securities — 6.7%
Security	Principal Amount (000’s omitted)	Value

Education — 4.2%

Massachusetts Development Finance Agency, (Berklee College of Music), 2.582%, 10/1/35	$1,000	$960,530

Massachusetts School Building Authority, 2.95%, 5/15/43(5)	2,500	2,518,200

Massachusetts School Building Authority, 3.395%, 10/15/40	2,000	2,152,680

University of Massachusetts Building Authority, 2.917%, 11/1/33	2,850	3,049,472

		$8,680,882

General Obligations — 2.0%

Massachusetts, 2.514%, 7/1/41	$4,000	$4,017,240

		$4,017,240

Insured – Hospital — 0.5%

Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$1,117,540

		$1,117,540

Total Taxable Municipal Securities — 6.7% (identified cost $13,395,855)		$13,815,662

Total Investments — 91.7% (identified cost $174,007,710)		$189,633,590

Other Assets, Less Liabilities — 8.3%		$17,057,383

Net Assets — 100.0%		$206,690,973

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 13.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2020.

(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $1,791,176 or 0.9% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2020

Portfolio of Investments

Tax-Exempt Investments — 92.0%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.6%

New York State Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$5,931,631

New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/35	1,500	1,968,165

New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/36	1,140	1,488,361

New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	5,000	6,404,750

		$15,792,907

Cogeneration — 0.4%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,755	$1,771,128

		$1,771,128

Education — 10.4%

Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$269,095

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/31	235	266,093

Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/32	260	292,029

Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	430	501,625

Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/59(1)	525	599,471

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/34	450	524,642

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/36	300	345,822

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/37	700	802,795

New York Dormitory Authority, (Barnard College), 4.00%, 7/1/39	365	414,720

New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	1,906,938

New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	9,370	11,828,875

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/30	250	347,188

Security	Principal Amount (000’s omitted)	Value

Education (continued)

New York Dormitory Authority, (Cornell University), (SPA: U.S. Bank, N.A.), 0.08%, 7/1/39(2)	$3,000	$3,000,000

New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	8,950	11,227,148

New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	258,403

Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/35	700	817,677

Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/36	1,500	1,745,415

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	1,500	1,817,130

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,750	2,112,110

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	3,925	4,720,833

Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	1,500	1,798,245

		$45,596,254

Electric Utilities — 5.8%

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/31	$1,550	$2,098,824

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/32	1,250	1,672,725

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/35	2,400	3,034,272

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/39	2,500	3,118,850

Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/47	950	1,144,370

New York Power Authority, 4.00%, 11/15/45	4,575	5,357,554

New York Power Authority, 4.00%, 11/15/50	1,430	1,663,962

New York Power Authority, 4.00%, 11/15/55	2,500	2,885,775

New York Power Authority, 5.00%, 11/15/31	1,000	1,053,980

Utility Debt Securitization Authority, Series 2013, 5.00%, 12/15/33	2,895	3,312,546

		$25,342,858

Escrowed / Prerefunded — 0.5%

Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	$1,250	$1,363,800

Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.00%, 11/15/27	940	991,296

		$2,355,096

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 7.4%

Amherst Central School District, 4.00%, 2/1/31	$1,890	$2,287,486

East Hampton Union Free School District, 1.50%, 6/25/21	4,000	4,036,920

Erie County, 3.00%, 6/24/21	1,500	1,528,530

New York City, 4.00%, 10/1/35	2,930	3,410,989

New York City, 4.00%, 3/1/36	2,520	2,943,058

New York City, 4.00%, 8/1/38	4,475	5,139,045

North Hempstead, 2.00%, 9/15/30	145	153,480

North Hempstead, 2.00%, 8/1/31	940	987,808

North Hempstead, 2.00%, 9/15/31	250	262,715

North Hempstead, 2.00%, 8/1/32	860	897,040

North Hempstead, 2.00%, 9/15/32	255	265,914

North Hempstead, 2.00%, 9/15/33	185	191,490

North Hempstead, 2.00%, 9/15/34	265	272,338

North Hempstead, 2.00%, 9/15/35	270	275,089

North Hempstead, 2.00%, 9/15/36	120	121,568

Onondaga County, 4.00%, 6/1/32	2,120	2,462,868

Port Chester-Rye Union Free School District, 4.00%, 6/1/29	2,285	2,819,142

Rensselaer County, 4.00%, 8/15/30	250	306,860

Rensselaer County, 4.00%, 8/15/31	250	304,772

Rensselaer County, 4.00%, 8/15/32	285	344,733

Rensselaer County, 4.00%, 8/15/33	500	600,915

Scarsdale Union Free School District, 2.00%, 6/15/31	780	838,609

Southampton, 2.00%, 4/1/32	920	967,343

Southampton, 3.00%, 4/1/31	440	496,751

Valley Stream, 2.25%, 5/15/27	250	237,593

Valley Stream, 2.375%, 5/15/28	255	240,626

Westchester County, 4.00%, 1/15/37	10	11,632

		$32,405,314

Hospital — 6.5%

Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/37	$1,615	$1,844,637

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/38	975	1,080,953

New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	1,130	1,248,978

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/36	2,500	3,219,300

New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	911,392

New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,930,556

New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	4,875	5,446,886

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/21(1)	$500	$521,710

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(1)	4,500	5,303,610

New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(1)	2,200	2,567,290

Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,190	2,251,320

		$28,326,632

Housing — 2.4%

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	$300	$337,170

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	540	604,525

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	708,088

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	450	499,338

Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,209,701

New York City Housing Development Corp., (SPA: Wells Fargo Bank, N.A.), 0.12%, 5/1/57(3)	3,500	3,500,000

New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,107,420

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	185	209,204

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/28	550	620,142

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/29	160	178,990

Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/42	1,250	1,328,662

		$10,303,240

Industrial Development Revenue — 3.9%

Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$685	$728,045

New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,186,475

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	916,311

New York State Environmental Facilities Corp., (Waste Management, Inc.), (AMT), 0.45% to 11/2/20 (Put Date), 5/1/30	2,500	2,500,175

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	$4,165	$4,504,239

Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	4,061,480

		$16,896,725

Insured – Education — 1.9%

New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,347,020

		$8,347,020

Insured – Escrowed / Prerefunded — 2.4%

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$10,451,599

		$10,451,599

Insured – General Obligations — 4.8%

East Ramapo Central School District, (AGM), 4.00%, 12/15/28	$1,070	$1,250,488

East Ramapo Central School District, (AGM), 5.00%, 12/15/26	1,190	1,481,955

Monroe County, (AGM), 5.00%, 6/1/28	425	552,649

Monroe County, (AGM), 5.00%, 6/1/29	800	1,061,528

Monroe County, (AGM), 5.00%, 6/1/30	1,920	2,594,054

Nassau County, (AGM), 5.00%, 4/1/38	4,025	5,123,905

Nassau County, (AGM), 5.00%, 4/1/46	1,655	2,020,639

Oyster Bay, (AGM), 4.00%, 8/1/28	1,995	2,100,575

Rockland County, (AGM), 4.00%, 4/1/31	2,255	2,719,259

Rockland County, (AGM), 4.00%, 4/1/32	1,645	1,972,339

		$20,877,391

Insured – Hospital — 0.4%

Oneida County Local Development Corp., (Mohawk Valley Health System), (AGM), 5.00%, 12/1/30	$1,500	$1,964,010

		$1,964,010

Insured – Other Revenue — 1.0%

New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$1,690	$1,326,126

New York City Industrial Development Agency, (Yankee Stadium), (AGM), 3.00%, 3/1/40(4)	785	808,110

New York City Industrial Development Agency, (Yankee Stadium), (AGM), 3.00%, 3/1/49(4)	2,085	2,101,597

		$4,235,833

Security	Principal Amount (000’s omitted)	Value

Insured – Solid Waste — 0.6%

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/30	$275	$340,464

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/31	350	431,050

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/32	450	551,083

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/33	475	578,678

Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/34	500	607,035

		$2,508,310

Insured – Transportation — 0.7%

Metropolitan Transportation Authority, Green Bonds, (AGM), 5.00%, 11/15/44	$2,765	$3,220,921

		$3,220,921

Lease Revenue / Certificates of Participation — 1.5%

Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	$4,000	$4,645,920

Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/29	500	653,235

Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/30	300	398,610

Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/31	750	987,750

		$6,685,515

Other Revenue — 6.0%

Battery Park City Authority, Sustainability Bonds, 5.00%, 11/1/49	$7,700	$9,799,636

Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/36	125	144,851

Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/37	165	190,511

Build NYC Resource Corp., (Children’s Aid Society), 4.00%, 7/1/38	150	172,629

Chautauqua County Capital Resource Corp, (Jamestown Center City Development Corp.), 2.50% to 5/1/22 (Put Date), 11/1/31	2,375	2,390,034

New York City Cultural Resources Trust, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/31	1,800	2,339,928

New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/43	3,940	4,650,067

New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/26	945	1,104,327

New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,298,550

		$26,090,533

29	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 3.3%

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$730,333

Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	722,702

Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,770,360

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40(4)	2,000	2,172,320

Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,417,250

Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	105,184

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,140,369

Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,485	1,533,634

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/27	270	307,414

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/28	390	443,126

Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	250	283,370

		$14,626,062

Special Tax Revenue — 11.7%

New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 5/1/48	$1,985	$2,059,835

New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/38	6,325	7,255,154

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,160	2,630,988

New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,017,250

New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	175	143,089

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/48	4,000	4,939,520

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	1,960	2,373,540

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	4,000	4,882,320

New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/33	1,390	1,735,151

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	2,200	2,582,294

New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/41	2,810	3,258,869

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	$1,750	$2,264,518

Sales Tax Asset Receivable Corp., 5.00%, 10/15/24	200	239,304

Sales Tax Asset Receivable Corp., 5.00%, 10/15/27	5,000	5,911,600

Sales Tax Asset Receivable Corp., 5.00%, 10/15/28	5,000	5,909,350

		$51,202,782

Transportation — 13.1%

Albany County Airport Authority, (AMT), 5.00%, 12/15/24	$1,000	$1,157,500

Albany County Airport Authority, (AMT), 5.00%, 12/15/25	500	593,460

Albany County Airport Authority, (AMT), 5.00%, 12/15/26	1,000	1,211,070

Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	200	240,712

Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/32	570	362,856

Metropolitan Transportation Authority, Green Bonds, 0.00%, 11/15/33	4,400	2,665,476

Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	1,922,047

New York Thruway Authority, 3.00%, 1/1/48	4,940	5,134,784

New York Thruway Authority, 5.00%, 1/1/33	1,910	2,458,476

New York Thruway Authority, 5.00%, 1/1/37	1,645	1,997,820

New York Thruway Authority, 5.00%, 1/1/38	3,000	3,805,230

New York Thruway Authority, 5.00%, 1/1/39	210	265,304

New York Thruway Authority, 5.00%, 1/1/40	1,940	2,443,391

New York Thruway Authority, Series 2016A, 5.00%, 1/1/33	3,125	3,661,031

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	8,637,597

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,367,215

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	525	651,116

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	346,552

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	460	576,058

Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/31	180	224,098

Port Authority of New York and New Jersey, 4.00%, 7/15/38	3,000	3,477,540

Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	2,867,725

Port Authority of New York and New Jersey, (AMT), 4.00%, 3/15/30	4,000	4,595,280

Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/38	1,000	1,119,210

30	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	$1,520	$1,789,937

Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/37	1,250	1,479,837

Triborough Bridge and Tunnel Authority, (LOC: Citibank, N.A.), 0.10%, 1/1/32(2)	1,005	1,005,000

Triborough Bridge and Tunnel Authority, (LOC: State Street Bank and Trust Company), 0.12%, 1/1/32(2)	1,250	1,250,000

		$57,306,322

Water and Sewer — 3.7%

Monroe County Water Authority, 4.00%, 3/1/33	$200	$248,662

Monroe County Water Authority, 4.00%, 3/1/35	335	411,789

Monroe County Water Authority, 5.00%, 3/1/31	100	136,367

Monroe County Water Authority, 5.00%, 3/1/32	100	135,561

New York City Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/40	4,000	4,283,360

New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/37	1,000	1,174,950

New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/40	1,700	1,977,542

New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/41	1,000	1,176,000

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	1,775	2,151,619

New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/48	2,500	3,009,200

New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 0.14%, 6/15/49(2)	1,585	1,585,000

		$16,290,050

Total Tax-Exempt Investments — 92.0% (identified cost $387,686,562)		$402,596,502

Corporate Bonds & Notes — 0.6%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.6%

Montefiore Obligated Group, 4.287%, 9/1/50	$2,630	$2,620,563

Total Corporate Bonds & Notes — 0.6% (identified cost $2,630,000)		$2,620,563

Miscellaneous — 0.2%
Security	Units	Value

Real Estate — 0.2%

CMS Liquidating Trust(1)(5)(6)	1,975,984	$989,968

Total Miscellaneous — 0.2% (identified cost $1,280,000)		$989,968

Total Investments — 92.8% (identified cost $391,596,562)		$406,207,033

Other Assets, Less Liabilities — 7.2%		$31,671,943

Net Assets — 100.0%		$437,878,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 12.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $16,189,510 or 3.7% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2020.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2020.

(4)	When-issued security.

(5)	Non-income producing.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 10).

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2020

Portfolio of Investments

Tax-Exempt Investments — 101.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.4%

Ohio Water Development Authority, 4.00%, 6/1/36	$1,500	$1,702,350

Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,438,700

Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,308,500

Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,905	2,502,179

		$7,951,729

Education — 11.6%

Bowling Green State University, 4.00%, 6/1/39	$750	$850,845

Kent State University, 5.00%, 5/1/37	215	271,373

Kent State University, 5.00%, 5/1/38	250	314,460

Kent State University, 5.00%, 5/1/39	265	332,244

Kent State University, 5.00%, 5/1/40	405	506,197

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	431,428

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	300	366,636

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,163,670

Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	110	110,000

Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,633,073

Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	1,140,850

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,197,240

Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	992,755

Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,220,980

Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	634,662

Ohio State University, 5.00%, 12/1/29	1,060	1,433,926

Ohio University, 5.00%, 12/1/35	500	609,970

Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/33	335	370,446

Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/34	510	558,909

Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/35	350	382,120

Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/36	350	380,961

Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/37	560	607,538

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/38	$400	$432,440

Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/39	415	446,818

Port of Greater Cincinnati Development Authority, (St. Xavier High School, Inc.), 4.00%, 4/1/40	415	446,129

University of Cincinnati, 5.00%, 6/1/34	585	696,583

University of Cincinnati, 5.00%, 6/1/45	2,000	2,381,920

		$20,914,173

Electric Utilities — 3.0%

American Municipal Power, Inc., (Combined Hydroelectric Projects), 5.00%, 2/15/29	$1,000	$1,314,020

American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/46	1,000	1,160,970

American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,243,254

American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	707,533

		$5,425,777

Escrowed / Prerefunded — 3.5%

Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/32	$500	$548,130

Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), Prerefunded to 10/1/22, 5.00%, 10/1/35	1,000	1,095,210

Highland Local School District, Prerefunded to 6/1/23, 5.00%, 12/1/37	540	609,293

Highland Local School District, Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,241,152

Lakewood City School District, Prerefunded to 11/1/22, 5.00%, 11/1/36	1,030	1,133,278

Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,500,867

Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	61,715

Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	24,960

		$6,214,605

General Obligations — 5.5%

Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,004,180

Columbus City School District, 5.00%, 12/1/30	1,500	1,852,290

Cuyahoga Community College District, 3.50%, 12/1/39	1,400	1,522,864

Cuyahoga Community College District, 4.00%, 12/1/42	1,500	1,743,450

Northwest Local School District, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	574,970

32	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Ohio, 5.00%, 5/1/33	$1,500	$1,871,055

Westerville City School District, 4.00%, 12/1/32	425	524,038

Westerville City School District, 4.00%, 12/1/33	625	765,781

		$9,858,628

Hospital — 17.6%

Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,581,320

Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,244,871

Akron, Bath and Copley Joint Township Hospital District, (Summa Health Obligated Group), 4.00%, 11/15/37(1)	150	169,436

Allen County, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	1,151,210

Allen County, (Mercy Health), 4.00%, 8/1/47(2)	5,150	5,684,570

Bluffton, (Blanchard Valley Health System), 5.00%, 12/1/31	750	914,940

Butler County, (UC Health), 4.00%, 11/15/37	920	1,018,596

Butler County, (UC Health), 5.00%, 11/15/28	590	730,508

Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,549,175

Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	908,985

Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,362,180

Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/46	2,000	2,366,160

Hamilton County, (UC Health), 5.00%, 9/15/45	1,125	1,346,962

Miami County, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,222,420

Middleburg Heights, (Southwest General Health Center), 4.00%, 8/1/47	1,000	1,130,530

Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	482,177

Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	871,609

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,638,840

Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	489,186

Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	2,190	2,487,008

Ohio, (University Hospitals Health Systems, Inc.), 3.00%, 1/15/45	1,000	1,020,960

Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	228,440

		$31,600,083

Security	Principal Amount (000’s omitted)	Value

Housing — 0.4%

Ohio Housing Finance Agency, 3.00%, 9/1/39	$715	$764,907

		$764,907

Industrial Development Revenue — 1.9%

Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$1,631,614

Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,700	1,831,155

		$3,462,769

Insured – Electric Utilities — 8.6%

Cleveland, Public Power System Revenue, (AGM), 4.00%, 11/15/36	$1,000	$1,172,250

Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,265	1,503,984

Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	2,329,383

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,845,410

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	2,322,600

Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	4,310,340

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,035,773

		$15,519,740

Insured – Escrowed / Prerefunded — 0.9%

Cleveland, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	$1,170	$1,240,680

Cleveland, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	235	280,505

		$1,521,185

Insured – General Obligations — 20.3%

Cincinnati City School District, (AGM), 5.25%,12/1/29(2)	$7,500	$10,349,325

Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,437,106

Kettering City School District, (AGM), 5.25%, 12/1/31	4,505	5,872,943

Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,823,011

Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,790,050

Warrensville Heights City School District, (BAM), 5.00%, 12/1/44	300	343,569

Westerville City School District, (XLCA), 5.00%, 12/1/27	4,590	5,842,794

		$36,458,798

33	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.0%

Lucas County, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$1,847,458

		$1,847,458

Insured – Transportation — 6.1%

Cleveland, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$1,161,180

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,721,040

Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,625,500

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,250	2,502,923

		$11,010,643

Insured – Water and Sewer — 2.5%

Newark, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$4,479,774

		$4,479,774

Other Revenue — 3.3%

Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/33	$400	$477,416

Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/34	300	356,469

Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/35	500	592,315

Cuyahoga County, (Cleveland Orchestra), 5.00%, 1/1/41	725	841,609

Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	2,175	2,177,806

Summit County Port Authority, 5.00%, 12/1/31	1,410	1,548,786

		$5,994,401

Senior Living / Life Care — 0.9%

Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$629,613

Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	987,744

		$1,617,357

Special Tax Revenue — 5.6%

Akron, Income Tax Revenue, 4.00%, 12/1/36	$655	$745,560

Akron, Income Tax Revenue, 4.00%, 12/1/37	520	590,429

Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,166,860

Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,420,200

Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,183,510

Franklin County Convention Facilities Authority, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	518,590

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Franklin County, Sales Tax Revenue, 5.00%, 6/1/43	$1,000	$1,244,940

Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	540,013

Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	628,191

Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,035,100

		$10,073,393

Transportation — 0.4%

Cleveland, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$759,306

		$759,306

Water and Sewer — 3.8%

Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$1,122,566

Columbus, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,864,530

Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,412,967

Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,420,440

		$6,820,503

Total Tax-Exempt Investments — 101.3% (identified cost $162,602,814)		$182,295,229

Other Assets, Less Liabilities — (1.3)%		$(2,306,749)

Net Assets — 100.0%		$179,988,480

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 38.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 22.6% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $1,831,155 or 1.0% of the Fund’s net assets.

34	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2020

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. Long Treasury Bond	(30)	Short	12/21/20	$(5,288,438)	$(1,932)

					$(1,932)

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

XLCA	–	XL Capital Assurance, Inc.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Statements of Assets and Liabilities

	September 30, 2020
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investments —

Identified cost	$541,125,192	$174,007,710	$391,596,562	$162,602,814

Unrealized appreciation	21,757,799	15,625,880	14,610,471	19,692,415

Investments, at value	$562,882,991	$189,633,590	$406,207,033	$182,295,229

Cash	$74,082,194	$20,072,132	$27,852,959	$4,948,827

Deposits for derivatives collateral — financial futures contracts	—	—	—	141,047

Interest receivable	4,055,222	1,711,237	4,039,761	2,181,469

Receivable for investments sold	8,750,743	1,600,000	5,330,405	—

Receivable for Fund shares sold	3,919,733	274,024	403,608	193,176

Receivable for variation margin on open financial futures contracts	—	—	—	28,167

Total assets	$653,690,883	$213,290,983	$443,833,766	$189,787,915

Liabilities

Payable for floating rate notes issued	$—	$3,684,972	$—	$9,190,873

Payable for investments purchased	7,311,381	—	—	—

Payable for when-issued securities	58,201,448	2,517,250	5,129,215	168,948

Payable for Fund shares redeemed	974,254	147,196	370,523	201,058

Distributions payable	92,949	66,359	102,240	51,221

Payable to affiliates:

Investment adviser fee	169,016	57,904	128,803	52,682

Distribution and service fees	53,188	24,119	64,323	25,583

Interest expense and fees payable	—	2,876	—	19,044

Accrued expenses	159,967	99,334	159,686	90,026

Total liabilities	$66,962,203	$6,600,010	$5,954,790	$9,799,435

Net Assets	$586,728,680	$206,690,973	$437,878,976	$179,988,480

Sources of Net Assets

Paid-in capital	$563,613,338	$191,375,547	$413,085,469	$170,228,739

Distributable earnings	23,115,342	15,315,426	24,793,507	9,759,741

Net Assets	$586,728,680	$206,690,973	$437,878,976	$179,988,480

Class A Shares

Net Assets	$147,662,349	$100,099,332	$240,959,717	$105,916,821

Shares Outstanding	13,504,551	11,079,489	23,019,671	11,362,411

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.93	$9.03	$10.47	$9.32

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$11.48	$9.48	$10.99	$9.78

Class C Shares

Net Assets	$28,976,521	$9,811,271	$31,346,650	$10,805,052

Shares Outstanding	2,866,560	1,085,906	2,993,478	1,159,765

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.11	$9.04	$10.47	$9.32

Class I Shares

Net Assets	$410,089,810	$96,780,370	$165,572,609	$63,266,607

Shares Outstanding	37,481,840	10,712,279	15,821,477	6,783,001

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.94	$9.03	$10.47	$9.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Statements of Operations

	Year Ended September 30, 2020
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Interest	$11,070,416	$5,485,669	$11,547,485	$6,203,325

Total investment income	$11,070,416	$5,485,669	$11,547,485	$6,203,325

Expenses

Investment adviser fee	$1,617,288	$635,594	$1,533,878	$617,766

Distribution and service fees

Class A	325,137	190,956	473,281	207,194

Class C	282,528	107,112	347,463	115,481

Trustees’ fees and expenses	23,122	9,926	22,190	9,341

Custodian fee	102,583	47,756	102,789	47,156

Transfer and dividend disbursing agent fees	111,486	64,749	157,616	69,298

Legal and accounting services	75,799	60,931	80,041	55,998

Printing and postage	16,521	11,907	18,766	10,674

Registration fees	900	12,001	5,798	8,185

Interest expense and fees	28,725	58,792	—	125,402

Miscellaneous	55,118	25,853	45,887	26,019

Total expenses	$2,639,207	$1,225,577	$2,787,709	$1,292,514

Net investment income	$8,431,209	$4,260,092	$8,759,776	$4,910,811

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,985,246	$460,741	$10,832,917	$72,190

Financial futures contracts	—	—	—	(461,529)

Net realized gain (loss)	$1,985,246	$460,741	$10,832,917	$(389,339)

Change in unrealized appreciation (depreciation) —

Investments	$5,412,163	$1,058,785	$(7,165,169)	$2,384,072

Financial futures contracts	—	—	—	(107,813)

Net change in unrealized appreciation (depreciation)	$5,412,163	$1,058,785	$(7,165,169)	$2,276,259

Net realized and unrealized gain	$7,397,409	$1,519,526	$3,667,748	$1,886,920

Net increase in net assets from operations	$15,828,618	$5,779,618	$12,427,524	$6,797,731

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Statements of Changes in Net Assets

	Year Ended September 30, 2020
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$8,431,209	$4,260,092	$8,759,776	$4,910,811

Net realized gain (loss)	1,985,246	460,741	10,832,917	(389,339)

Net change in unrealized appreciation (depreciation)	5,412,163	1,058,785	(7,165,169)	2,276,259

Net increase in net assets from operations	$15,828,618	$5,779,618	$12,427,524	$6,797,731

Distributions to shareholders —

Class A	$(2,986,808)	$(2,418,548)	$(5,208,432)	$(2,952,797)

Class C	(452,264)	(205,672)	(537,160)	(255,331)

Class I	(6,608,798)	(2,051,634)	(3,536,895)	(1,719,234)

Total distributions to shareholders	$(10,047,870)	$(4,675,854)	$(9,282,487)	$(4,927,362)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$46,991,993	$11,415,559	$29,498,404	$12,868,702

Class C	10,573,188	1,670,862	4,316,098	1,925,733

Class I	298,243,909	47,876,460	54,119,433	20,950,152

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,519,326	2,005,437	4,608,951	2,570,097

Class C	403,471	177,513	421,303	219,886

Class I	5,947,402	1,729,462	2,837,054	1,542,280

Cost of shares redeemed

Class A	(30,589,685)	(9,169,777)	(32,322,098)	(14,807,589)

Class C	(8,987,297)	(2,621,884)	(12,588,531)	(3,198,897)

Class I	(93,266,108)	(17,130,824)	(29,309,105)	(9,767,980)

Net asset value of shares converted

Class A	672,084	1,954,783	1,758,196	1,512,505

Class C	(672,084)	(1,954,783)	(1,758,196)	(1,512,505)

Net increase in net assets from Fund share transactions	$231,836,199	$35,952,808	$21,581,509	$12,302,384

Net increase in net assets	$237,616,947	$37,056,572	$24,726,546	$14,172,753

Net Assets

At beginning of year	$349,111,733	$169,634,401	$413,152,430	$165,815,727

At end of year	$586,728,680	$206,690,973	$437,878,976	$179,988,480

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2019
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

From operations —

Net investment income	$7,208,139	$4,449,736	$10,301,223	$4,718,915

Net realized gain (loss)	3,344,446	(785,890)	7,935,111	(801,036)

Net change in unrealized appreciation (depreciation)	13,217,445	7,471,069	14,674,014	9,266,461

Net increase in net assets from operations	$23,770,030	$11,134,915	$32,910,348	$13,184,340

Distributions to shareholders —

Class A	$(2,845,527)	$(2,617,786)	$(5,962,314)	$(3,010,485)

Class C	(425,085)	(276,851)	(880,601)	(341,351)

Class I	(3,923,470)	(1,594,256)	(3,446,566)	(1,305,694)

Total distributions to shareholders	$(7,194,082)	$(4,488,893)	$(10,289,481)	$(4,657,530)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$26,840,390	$7,074,567	$23,062,535	$9,752,025

Class C	10,061,657	2,222,218	4,180,859	1,911,311

Class I	99,897,563	29,335,870	46,049,651	21,187,385

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,368,563	2,152,136	5,203,569	2,599,469

Class C	372,221	226,796	703,105	281,723

Class I	3,506,320	1,336,234	2,769,963	1,105,526

Cost of shares redeemed

Class A	(19,531,208)	(11,681,230)	(33,788,717)	(17,580,758)

Class C	(5,773,211)	(1,658,955)	(13,591,392)	(4,326,972)

Class I	(33,787,892)	(9,762,738)	(41,886,708)	(10,289,119)

Net asset value of shares converted

Class A	2,858,162	3,645,073	8,952,777	4,624,174

Class C	(2,858,162)	(3,645,073)	(8,952,777)	(4,624,174)

Net increase (decrease) in net assets from Fund share transactions	$83,954,403	$19,244,898	$(7,297,135)	$4,640,590

Net increase in net assets	$100,530,351	$25,890,920	$15,323,732	$13,167,400

Net Assets

At beginning of year	$248,581,382	$143,743,481	$397,828,698	$152,648,327

At end of year	$349,111,733	$169,634,401	$413,152,430	$165,815,727

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights

	California Opportunities Fund — Class A

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.800	$10.210	$10.410	$10.740	$10.250

Income (Loss) From Operations

Net investment income(1)	$0.203	$0.258	$0.263	$0.262	$0.302

Net realized and unrealized gain (loss)	0.177	0.590	(0.200)	(0.332)	0.491

Total income (loss) from operations	$0.380	$0.848	$0.063	$(0.070)	$0.793

Less Distributions

From net investment income	$(0.214)	$(0.258)	$(0.263)	$(0.260)	$(0.303)

From net realized gain	(0.036)	—	—	—	—

Total distributions	$(0.250)	$(0.258)	$(0.263)	$(0.260)	$(0.303)

Net asset value — End of year	$10.930	$10.800	$10.210	$10.410	$10.740

Total Return(2)	3.58%	8.52%	0.52%	(0.60)%	7.83%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$147,662	$126,381	$107,204	$124,821	$148,675

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.71%	0.76%	0.77%	0.77%	0.78%

Interest and fee expense(3)	0.01%	0.04%	0.07%	0.05%	0.04%

Total expenses	0.72%	0.80%	0.84%	0.82%	0.82%

Net investment income	1.88%	2.47%	2.56%	2.53%	2.86%

Portfolio Turnover	184%	235%	293%	146%	219%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	California Opportunities Fund — Class C

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.990	$9.440	$9.620	$9.930	$9.480

Income (Loss) From Operations

Net investment income(1)	$0.113	$0.166	$0.172	$0.170	$0.198

Net realized and unrealized gain (loss)	0.166	0.550	(0.180)	(0.311)	0.459

Total income (loss) from operations	$0.279	$0.716	$(0.008)	$(0.141)	$0.657

Less Distributions

From net investment income	$(0.123)	$(0.166)	$(0.172)	$(0.169)	$(0.207)

From net realized gain	(0.036)	—	—	—	—

Total distributions	$(0.159)	$(0.166)	$(0.172)	$(0.169)	$(0.207)

Net asset value — End of year	$10.110	$9.990	$9.440	$9.620	$9.930

Total Return(2)	2.83%	7.66%	(0.08)%	(1.40)%	6.98%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$28,977	$27,616	$24,437	$30,020	$35,006

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.46%	1.51%	1.52%	1.52%	1.53%

Interest and fee expense(3)	0.01%	0.04%	0.07%	0.05%	0.04%

Total expenses	1.47%	1.55%	1.59%	1.57%	1.57%

Net investment income	1.13%	1.72%	1.80%	1.78%	2.02%

Portfolio Turnover	184%	235%	293%	146%	219%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	California Opportunities Fund — Class I

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$10.810	$10.210	$10.420	$10.750	$10.260

Income (Loss) From Operations

Net investment income(1)	$0.225	$0.282	$0.289	$0.287	$0.312

Net realized and unrealized gain (loss)	0.181	0.602	(0.210)	(0.331)	0.507

Total income (loss) from operations	$0.406	$0.884	$0.079	$(0.044)	$0.819

Less Distributions

From net investment income	$(0.240)	$(0.284)	$(0.289)	$(0.286)	$(0.329)

From net realized gain	(0.036)	—	—	—	—

Total distributions	$(0.276)	$(0.284)	$(0.289)	$(0.286)	$(0.329)

Net asset value — End of year	$10.940	$10.810	$10.210	$10.420	$10.750

Total Return(2)	3.82%	8.79%	0.77%	(0.35)%	8.09%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$410,090	$195,115	$116,940	$118,737	$109,169

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.46%	0.51%	0.51%	0.52%	0.52%

Interest and fee expense(3)	0.01%	0.04%	0.07%	0.05%	0.04%

Total expenses	0.47%	0.55%	0.58%	0.57%	0.56%

Net investment income	2.08%	2.68%	2.80%	2.77%	2.93%

Portfolio Turnover	184%	235%	293%	146%	219%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	Massachusetts Fund — Class A

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.980	$8.600	$8.890	$9.180	$9.030

Income (Loss) From Operations

Net investment income(1)	$0.206	$0.252	$0.265	$0.285	$0.304

Net realized and unrealized gain (loss)	0.071	0.382	(0.280)	(0.292)	0.160

Total income (loss) from operations	$0.277	$0.634	$(0.015)	$(0.007)	$0.464

Less Distributions

From net investment income	$(0.227)	$(0.254)	$(0.275)	$(0.283)	$(0.314)

Total distributions	$(0.227)	$(0.254)	$(0.275)	$(0.283)	$(0.314)

Net asset value — End of year	$9.030	$8.980	$8.600	$8.890	$9.180

Total Return(2)	3.13%	7.48%	(0.17)%	(0.02)%	5.20%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$100,099	$93,288	$88,205	$99,934	$116,883

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.68%	0.71%	0.72%	0.70%	0.72%

Interest and fee expense(3)	0.03%	0.05%	0.05%	0.06%	0.06%

Total expenses	0.71%	0.76%	0.77%	0.76%	0.78%

Net investment income	2.30%	2.87%	3.03%	3.21%	3.31%

Portfolio Turnover	15%	49%	41%	28%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	Massachusetts Fund — Class C

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.990	$8.610	$8.890	$9.190	$9.040

Income (Loss) From Operations

Net investment income(1)	$0.140	$0.186	$0.200	$0.219	$0.234

Net realized and unrealized gain (loss)	0.073	0.382	(0.270)	(0.302)	0.162

Total income (loss) from operations	$0.213	$0.568	$(0.070)	$(0.083)	$0.396

Less Distributions

From net investment income	$(0.163)	$(0.188)	$(0.210)	$(0.217)	$(0.246)

Total distributions	$(0.163)	$(0.188)	$(0.210)	$(0.217)	$(0.246)

Net asset value — End of year	$9.040	$8.990	$8.610	$8.890	$9.190

Total Return(2)	2.40%	6.55%	(0.80)%	(0.87)%	4.41%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,811	$12,518	$14,848	$19,219	$24,165

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.43%	1.46%	1.47%	1.46%	1.47%

Interest and fee expense(3)	0.03%	0.05%	0.05%	0.06%	0.06%

Total expenses	1.46%	1.51%	1.52%	1.52%	1.53%

Net investment income	1.56%	2.12%	2.29%	2.47%	2.55%

Portfolio Turnover	15%	49%	41%	28%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	Massachusetts Fund — Class I

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$8.980	$8.600	$8.880	$9.180	$9.030

Income (Loss) From Operations

Net investment income(1)	$0.222	$0.268	$0.283	$0.302	$0.320

Net realized and unrealized gain (loss)	0.071	0.384	(0.270)	(0.301)	0.162

Total income from operations	$0.293	$0.652	$0.013	$0.001	$0.482

Less Distributions

From net investment income	$(0.243)	$(0.272)	$(0.293)	$(0.301)	$(0.332)

Total distributions	$(0.243)	$(0.272)	$(0.293)	$(0.301)	$(0.332)

Net asset value — End of year	$9.030	$8.980	$8.600	$8.880	$9.180

Total Return(2)	3.31%	7.69%	0.15%	0.07%	5.40%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$96,780	$63,829	$40,691	$45,551	$44,995

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.48%	0.51%	0.52%	0.50%	0.52%

Interest and fee expense(3)	0.03%	0.05%	0.05%	0.06%	0.06%

Total expenses	0.51%	0.56%	0.57%	0.56%	0.58%

Net investment income	2.48%	3.05%	3.23%	3.41%	3.49%

Portfolio Turnover	15%	49%	41%	28%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	New York Fund — Class A

	Year Ended September 30,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$10.380	$9.800		$10.110		$10.390		$10.070

Income (Loss) From Operations

Net investment income(1)	$0.216	$0.265		$0.285		$0.304		$0.326

Net realized and unrealized gain (loss)	0.103	0.580		(0.311)		(0.276)		0.320

Total income (loss) from operations	$0.319	$0.845		$(0.026)		$0.028		$0.646

Less Distributions

From net investment income	$(0.229)	$(0.265)		$(0.284)		$(0.308)		$(0.326)

Total distributions	$(0.229)	$(0.265)		$(0.284)		$(0.308)		$(0.326)

Net asset value — End of year	$10.470	$10.380		$9.800		$10.110		$10.390

Total Return(2)	3.11%	8.74%		(0.26)%		0.33%		6.49%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$240,960	$235,528		$218,892		$247,160		$291,077

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.67%	0.69%		0.70%		0.70%		0.70%

Interest and fee expense	—	0.04	%(3)	0.09	%(3)	0.07	%(3)	0.05	%(3)

Total expenses	0.67%	0.73%		0.79%		0.77%		0.75%

Net investment income	2.07%	2.63%		2.86%		3.02%		3.16%

Portfolio Turnover	125%	114%		75%		56%		38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	New York Fund — Class C

	Year Ended September 30,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$10.390	$9.800		$10.120		$10.390		$10.070

Income (Loss) From Operations

Net investment income(1)	$0.139	$0.192		$0.211		$0.229		$0.248

Net realized and unrealized gain (loss)	0.093	0.588		(0.321)		(0.266)		0.320

Total income (loss) from operations	$0.232	$0.780		$(0.110)		$(0.037)		$0.568

Less Distributions

From net investment income	$(0.152)	$(0.190)		$(0.210)		$(0.233)		$(0.248)

Total distributions	$(0.152)	$(0.190)		$(0.210)		$(0.233)		$(0.248)

Net asset value — End of year	$10.470	$10.390		$9.800		$10.120		$10.390

Total Return(2)	2.25%	8.03%		(1.10)%		(0.32)%		5.69%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$31,347	$40,711		$55,817		$66,727		$80,371

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.42%	1.44%		1.45%		1.45%		1.44%

Interest and fee expense	—	0.04	%(3)	0.09	%(3)	0.07	%(3)	0.05	%(3)

Total expenses	1.42%	1.48%		1.54%		1.52%		1.49%

Net investment income	1.33%	1.91%		2.11%		2.27%		2.40%

Portfolio Turnover	125%	114%		75%		56%		38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	New York Fund — Class I

	Year Ended September 30,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$10.380	$9.800		$10.110		$10.390		$10.070

Income (Loss) From Operations

Net investment income(1)	$0.236	$0.285		$0.305		$0.322		$0.342

Net realized and unrealized gain (loss)	0.103	0.580		(0.311)		(0.274)		0.324

Total income (loss) from operations	$0.339	$0.865		$(0.006)		$0.048		$0.666

Less Distributions

From net investment income	$(0.249)	$(0.285)		$(0.304)		$(0.328)		$(0.346)

Total distributions	$(0.249)	$(0.285)		$(0.304)		$(0.328)		$(0.346)

Net asset value — End of year	$10.470	$10.380		$9.800		$10.110		$10.390

Total Return(2)	3.30%	8.96%		(0.06)%		0.53%		6.70%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$165,573	$136,913		$123,119		$126,524		$104,643

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.47%	0.49%		0.50%		0.50%		0.49%

Interest and fee expense	—	0.04	%(3)	0.09	%(3)	0.07	%(3)	0.05	%(3)

Total expenses	0.47%	0.53%		0.59%		0.57%		0.54%

Net investment income	2.27%	2.83%		3.06%		3.20%		3.31%

Portfolio Turnover	125%	114%		75%		56%		38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	Ohio Fund — Class A

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.210	$8.700	$9.020	$9.300	$9.060

Income (Loss) From Operations

Net investment income(1)	$0.262	$0.276	$0.283	$0.313	$0.329

Net realized and unrealized gain (loss)	0.111	0.506	(0.324)	(0.283)	0.237

Total income (loss) from operations	$0.373	$0.782	$(0.041)	$0.030	$0.566

Less Distributions

From net investment income	$(0.263)	$(0.272)	$(0.279)	$(0.310)	$(0.326)

Total distributions	$(0.263)	$(0.272)	$(0.279)	$(0.310)	$(0.326)

Net asset value — End of year	$9.320	$9.210	$8.700	$9.020	$9.300

Total Return(2)	4.11%	9.12%	(0.45)%	0.39%	6.33%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$105,917	$102,651	$97,736	$114,303	$136,271

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.69%	0.71%	0.71%	0.72%	0.71%

Interest and fee expense(3)	0.07%	0.13%	0.14%	0.11%	0.05%

Total expenses	0.76%	0.84%	0.85%	0.83%	0.76%

Net investment income	2.84%	3.08%	3.20%	3.48%	3.56%

Portfolio Turnover	11%	11%	13%	10%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	Ohio Fund — Class C

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.200	$8.700	$9.010	$9.300	$9.060

Income (Loss) From Operations

Net investment income(1)	$0.193	$0.209	$0.217	$0.245	$0.259

Net realized and unrealized gain (loss)	0.121	0.496	(0.314)	(0.293)	0.237

Total income (loss) from operations	$0.314	$0.705	$(0.097)	$(0.048)	$0.496

Less Distributions

From net investment income	$(0.194)	$(0.205)	$(0.213)	$(0.242)	$(0.256)

Total distributions	$(0.194)	$(0.205)	$(0.213)	$(0.242)	$(0.256)

Net asset value — End of year	$9.320	$9.200	$8.700	$9.010	$9.300

Total Return(2)	3.45%	8.19%	(1.09)%	(0.47)%	5.53%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,805	$13,233	$19,191	$22,210	$24,822

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.44%	1.47%	1.46%	1.47%	1.46%

Interest and fee expense(3)	0.07%	0.13%	0.14%	0.11%	0.05%

Total expenses	1.51%	1.60%	1.60%	1.58%	1.51%

Net investment income	2.09%	2.35%	2.45%	2.73%	2.80%

Portfolio Turnover	11%	11%	13%	10%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Financial Highlights — continued

	Ohio Fund — Class I

	Year Ended September 30,
	2020	2019	2018	2017	2016

Net asset value — Beginning of year	$9.210	$8.710	$9.020	$9.310	$9.070

Income (Loss) From Operations

Net investment income(1)	$0.281	$0.293	$0.300	$0.331	$0.346

Net realized and unrealized gain (loss)	0.121	0.498	(0.313)	(0.293)	0.239

Total income (loss) from operations	$0.402	$0.791	$(0.013)	$0.038	$0.585

Less Distributions

From net investment income	$(0.282)	$(0.291)	$(0.297)	$(0.328)	$(0.345)

Total distributions	$(0.282)	$(0.291)	$(0.297)	$(0.328)	$(0.345)

Net asset value — End of year	$9.330	$9.210	$8.710	$9.020	$9.310

Total Return(2)	4.43%	9.21%	(0.14)%	0.48%	6.54%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$63,267	$49,932	$35,722	$32,065	$20,957

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.49%	0.51%	0.51%	0.52%	0.51%

Interest and fee expense(3)	0.07%	0.13%	0.14%	0.11%	0.05%

Total expenses	0.56%	0.64%	0.65%	0.63%	0.56%

Net investment income	3.04%	3.26%	3.39%	3.68%	3.73%

Portfolio Turnover	11%	11%	13%	10%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

52

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Massachusetts Fund	Ohio Fund

Floating Rate Notes Outstanding	$3,684,972	$9,190,873

Interest Rate or Range of Interest Rates (%)	0.29	0.15-0.22

Collateral for Floating Rate Notes Outstanding	$7,851,971	$16,033,895

For the year ended September 30, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$1,690,902	$3,640,000	$9,120,000

Average Interest Rate	1.69%	1.62%	1.38%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2020.

53

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2020 and September 30, 2019 was as follows:

	Year Ended September 30, 2020
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Tax-exempt income	$8,159,485	$4,510,328	$9,206,596	$4,856,532

Ordinary income	$1,787,744	$165,526	$75,891	$70,830

Long-term capital gains	$100,641	$—	$—	$—

	Year Ended September 30, 2019
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Tax-exempt income	$6,778,604	$4,400,036	$10,289,481	$4,657,530

Ordinary income	$415,478	$88,857	$—	$—

54

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

During the year ended September 30, 2020, the following amounts were reclassified due to a Fund’s use of equalization accounting. Tax equalization accounting allows a Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:

Paid-in capital	$301,802	$—	$627,345	$—

Distributable earnings	$(301,802)	$—	$(627,345)	$—

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed ordinary income	$1,539,472	$—	$7,503,724	$—

Undistributed tax-exempt income	$91,331	$185,111	$72,075	$5,101

Undistributed long-term capital gains	$110,675	$—	$2,796,625	$—

Deferred capital losses	$—	$(547,360)	$—	$(10,276,698)

Net unrealized appreciation	$21,466,813	$15,744,034	$14,523,323	$20,082,559

Distributions payable	$(92,949)	$(66,359)	$(102,240)	$(51,221)

At September 30, 2020, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Deferred capital losses:

Short-term	$—	$499,676	$—	$5,298,973

Long-term	$—	$47,684	$—	$4,977,725

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at September 30, 2020, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$541,416,178	$170,204,584	$391,683,710	$153,021,797

Gross unrealized appreciation	$22,303,425	$15,848,011	$16,596,057	$20,198,062

Gross unrealized depreciation	(836,612)	(103,977)	(2,072,734)	(115,503)

Net unrealized appreciation	$21,466,813	$15,744,034	$14,523,323	$20,082,559

55

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM) and an indirect subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million but less than $40 million	0.20	2.00

$40 million but less than $500 million	0.30	3.00

On daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are as follows: 0.30% and 3.00%, respectively, on daily net assets of up to $500 million; 0.275% and 2.75%, respectively, on daily net assets of $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more.

For the year ended September 30, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$1,617,288	$635,594	$1,533,878	$617,766

Effective Annual Rate	0.38%	0.35%	0.36%	0.36%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2020 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$10,779	$11,766	$30,747	$10,014

EVD’s Class A Sales Charges	$15,240	$15,722	$28,012	$23,663

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The

56

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2020 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$325,137	$190,956	$473,281	$207,194

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2020, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Distribution Fees	$211,896	$84,562	$274,313	$91,169

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2020 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class C Service Fees	$70,632	$22,550	$73,150	$24,312

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$46,000	$—	$—	$1,000

Class C	$3,000	$6,000	$6,000	$700

57

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2020 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$992,452,604	$46,411,970	$526,905,054	$27,242,352

Sales	$780,019,899	$27,423,758	$533,396,032	$18,828,895

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	4,353,170	1,054,708	27,619,182

Issued to shareholders electing to receive payments of distributions in Fund shares	233,475	40,483	550,014

Redemptions	(2,847,678)	(926,093)	(8,744,787)

Converted from Class C shares	62,761	—	—

Converted to Class A shares	—	(67,889)	—

Net increase	1,801,728	101,209	19,424,409

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	2,568,377	1,039,114	9,538,091

Issued to shareholders electing to receive payments of distributions in Fund shares	226,553	38,540	333,931

Redemptions	(1,874,523)	(601,732)	(3,265,728)

Converted from Class C shares	277,509	—	—

Converted to Class A shares	—	(300,089)	—

Net increase	1,197,916	175,833	6,606,294

58

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

Massachusetts Fund
	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	1,272,606	185,726	5,336,738

Issued to shareholders electing to receive payments of distributions in Fund shares	223,214	19,756	192,513

Redemptions	(1,020,919)	(293,865)	(1,925,528)

Converted from Class C shares	218,881	—	—

Converted to Class A shares	—	(218,863)	—

Net increase (decrease)	693,782	(307,246)	3,603,723

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	805,225	250,373	3,347,077

Issued to shareholders electing to receive payments of distributions in Fund shares	244,662	25,824	151,530

Redemptions	(1,333,729)	(189,817)	(1,120,013)

Converted from Class C shares	418,172	—	—

Converted to Class A shares	—	(417,968)	—

Net increase (decrease)	134,330	(331,588)	2,378,594

New York Fund
	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	2,826,972	413,817	5,202,310

Issued to shareholders electing to receive payments of distributions in Fund shares	442,448	40,441	272,329

Redemptions	(3,100,933)	(1,210,405)	(2,841,917)

Converted from Class C shares	169,249	—	—

Converted to Class A shares	—	(169,222)	—

Net increase (decrease)	337,736	(925,369)	2,632,722

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	2,296,580	416,538	4,573,506

Issued to shareholders electing to receive payments of distributions in Fund shares	516,401	70,073	274,908

Redemptions	(3,370,521)	(1,359,455)	(4,225,584)

Converted from Class C shares	902,117	—	—

Converted to Class A shares	—	(901,779)	—

Net increase (decrease)	344,577	(1,774,623)	622,830

59

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

Ohio Fund
	Year Ended September 30, 2020
	Class A	Class C	Class I

Sales	1,386,374	207,595	2,266,721

Issued to shareholders electing to receive payments of distributions in Fund shares	278,037	23,808	166,691

Redemptions	(1,614,683)	(345,970)	(1,070,260)

Converted from Class C shares	163,567	—	—

Converted to Class A shares	—	(163,645)	—

Net increase (decrease)	213,295	(278,212)	1,363,152

	Year Ended September 30, 2019
	Class A	Class C	Class I

Sales	1,075,739	212,622	2,354,267

Issued to shareholders electing to receive payments of distributions in Fund shares	289,541	31,541	122,745

Redemptions	(1,972,282)	(489,558)	(1,159,967)

Converted from Class C shares	523,315	—	—

Converted to Class A shares	—	(523,651)	—

Net increase (decrease)	(83,687)	(769,046)	1,317,045

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2020. Effective October 27, 2020, the Funds renewed their line of credit agreement, which expires October 26, 2021, at substantially the same terms.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2020 is included in the Portfolio of Investments. At September 30, 2020, the Ohio Fund had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended September 30, 2020, the Ohio Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

60

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2020 were as follows:

	Ohio Fund

Liability Derivative:

Futures Contracts	$(1,932	)(1)

Total	$(1,932)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2020 was as follows:

	Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(461,529	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(107,813	)(2)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended September 30, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Ohio Fund

Average Notional Cost:

Futures Contracts — Short	$5,057,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

61

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

At September 30, 2020, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$518,648,741	$—	$518,648,741

Taxable Municipal Securities	—	41,803,604	—	41,803,604

Corporate Bonds & Notes	—	2,430,646	—	2,430,646

Total Investments	$—	$562,882,991	$—	$562,882,991

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$175,817,928	$—	$175,817,928

Taxable Municipal Securities	—	13,815,662	—	13,815,662

Total Investments	$—	$189,633,590	$—	$189,633,590

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$402,596,502	$—	$402,596,502

Corporate Bonds & Notes	—	2,620,563	—	2,620,563

Miscellaneous	—	—	989,968	989,968

Total Investments	$—	$405,217,065	$989,968	$406,207,033

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$182,295,229	$—	$182,295,229

Total Investments	$—	$182,295,229	$—	$182,295,229

Liability Description

Futures Contracts	$(1,932)	$—	$—	$(1,932)

Total	$(1,932)	$—	$—	$(1,932)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

Level 3 investments held by the New York Fund at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2020 is not presented.

11  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in

62

Eaton Vance

Municipal Income Funds

September 30, 2020

Notes to Financial Statements — continued

general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

12  Subsequent Event

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may result in the automatic termination of each Fund’s investment advisory agreement, and any related sub-advisory agreement(s), if applicable. Thus, each Fund’s Board will be asked to approve a new investment advisory agreement (and new sub-advisory agreement(s), if applicable). If approved by each Fund’s Board, the new investment advisory agreement (and new sub-advisory agreement(s), if applicable) is expected to be presented to Fund shareholders for approval, and, if approved, would take effect upon the closing of the transaction.

63

Eaton Vance

Municipal Income Funds

September 30, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 19, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

64

Eaton Vance

Municipal Income Funds

September 30, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2020, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Opportunities Fund	82.03%

Massachusetts Municipal Income Fund	96.46%

New York Municipal Income Fund	99.18%

Ohio Municipal Income Fund	98.56%

Capital Gains Dividends.  The Funds hereby designate as a capital gain dividend with respect to the taxable year ended September 30, 2020, the following amounts or, if subsequently determined to be different, the net capital gain of such year:

California Municipal Opportunities Fund	$132,506

New York Municipal Income Fund	$2,966,954

65

Eaton Vance

Municipal Income Funds

September 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:

•	Eaton Vance California Municipal Opportunities Fund

•	Eaton Vance Massachusetts Municipal Income Fund

•	Eaton Vance New York Municipal Income Fund

•	Eaton Vance Ohio Municipal Income Fund

(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

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Municipal Income Funds

September 30, 2020

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, for each Fund other than Eaton Vance California Municipal Opportunities Fund, assessed such Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended September 30, 2019.

In this regard, the Board noted each Fund’s performance relative to its peer group, primary benchmark index and secondary benchmark index for the three-year period, as follows:

Performance Relative to:
Fund	Median of Peer Group	Primary Index	Secondary Index

Eaton Vance California Municipal Opportunities Fund	Higher	Lower	Lower

Eaton Vance Massachusetts Municipal Income Fund	Equal to	Lower	Lower

Eaton Vance New York Municipal Income Fund	Higher	Lower	Lower

Eaton Vance Ohio Municipal Income Fund	Higher	Lower	Lower

With respect to Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund, the Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

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Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

69

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September 30, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

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Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438    9.30.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance National Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2019 and September 30, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.

Eaton Vance California Municipal Opportunities Fund

Fiscal Years Ended	9/30/19	9/30/20
Audit Fees	$53,575	$53,575
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,556	$11,071
All Other Fees(3)	$0	$0

Total	$64,131	$64,646

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/19	9/30/20
Audit Fees	$48,850	$48,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,222	$8,712
All Other Fees(3)	$0	$0

Total	$60,072	$57,562

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/19	9/30/20
Audit Fees	$95,125	$93,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$20,977	$18,467
All Other Fees(3)	$0	$0

Total	$116,102	$111,667

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/19	9/30/20
Audit Fees	$56,350	$57,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,111	$10,801
All Other Fees(3)	$0	$0

Total	$68,461	$68,001

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/19	9/30/20
Audit Fees	$41,850	$41,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,667	$8,357
All Other Fees(3)	$0	$0

Total	$51,517	$50,207

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/19	8/31/19	9/30/19	7/31/20	8/31/20	9/30/20
Audit Fees	$258,700	$262,400	$295,750	$278,575	$260,300	$294,675
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$56,963	$69,473	$64,533	$41,903	$54,303	$57,408
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$315,663	$331,873	$360,283	$320,478	$314,603	$352,083

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/19	8/31/19	9/30/19	7/31/20	8/31/20	9/30/20
Registrant(1)	$56,963	$69,473	$64,533	$41,903	$54,303	$57,408
Eaton Vance(2)	$60,130	$8,000	$59,903	$51,800	$51,800	$51,800

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2020